Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam
Research
Fund

7 | 31 | 05

Annual Report

[SCALE LOGO OMITTED]

PUTNAM INVESTMENTS

[GRAPHIC OMITTED: SPOOLS OF SEWING YARN]

BLEND FUNDS

invest opportunistically
in a variety of stocks,
such as growth stocks
and value stocks.

What makes Putnam different?

[GRAPHIC OMITTED: FOUNDER]

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

[GRAPHIC OMITTED: SIGNATURE, JUSTICE SAMUEL PUTNAM 1830]

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their advisors can build diversified portfolios.

A commitment to doing what's right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial advisors, make informed investment decisions with confidence.


Putnam
Research
Fund

7 | 31 | 05

Annual Report

Message from the Trustees                            2
About the fund                                       4
Report from the fund managers                        7
Performance                                         12
Expenses                                            15
Portfolio turnover                                  17
Risk                                                18
Your fund's management                              19
Terms and definitions                               22
Trustee approval of management contract             24
Other information for shareholders                  29
Financial statements                                30
Federal tax information                             58
Brokerage commissions                               59
About the Trustees                                  60
Officers                                            66

Cover photograph: [C] Marco Cristofori


Message from the Trustees

Dear Fellow Shareholder

During the period ended July 31, 2005, the stock market has continued to show confidence in the strength of the economy and corporate profits, even as the Federal Reserve Board's more restrictive monetary policy, along with high energy prices, has begun to influence the performance of bonds and the pace of expansion. Abroad, stocks have performed even better than in the United States, despite weaker economic growth in most developed markets. However, the recent strength of the U.S. dollar against foreign currencies partially offset the effects of these gains. And in the last three weeks, investors have just begun to assess the magnitude of Hurricane Katrina's impact and how it will affect the U.S. economy. Amid the uncertainties of this environment, the in-depth, professional research and active management that mutual funds can provide make them an intelligent choice for today's investors.

We want you to know that Putnam Investments' management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on investment performance and remains committed to putting the interests of shareholders first. In keeping with these goals, we have redesigned and expanded our shareholder reports to make it easier for you to learn more about your fund. Furthermore, on page 24 we provide information about the 2005 approval by the Trustees of your fund's management contract with Putnam.

We would also like to take this opportunity to announce the retirement of one of your fund's Trustees, Ronald J. Jackson, who has been an independent Trustee of the Putnam funds since 1996. We thank him for his service.

In the following pages, members of your fund's management team discuss the fund's performance, strategies, and their outlook for the months ahead. As always, we thank you for your support of the Putnam funds.

Respectfully yours,

/S/GEORGE PUTNAM, III

George Putnam, III
President of the Funds

/S/JOHN A. HILL

John A. Hill
Chairman of the Trustees

September 21, 2005

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM, III AND JOHN A. HILL]

Putnam Research Fund: building a portfolio of "best ideas"

Research is at the heart of investing. Whether it is undertaken by Wall Street firms or by Putnam's in-house analysts, investment managers use research to assess whether a company's stock is undervalued, overvalued, or on target. Some measures of a company's worth are tangible, like physical plants or inventory. Other qualities that can affect valuation are less quantifiable, such as the company's long-term competitive advantage, the expertise of its management team, or the success of its research and development efforts.

To determine a company's worth, analysts consider these factors along with financial yardsticks like price-to-earnings and earnings growth. By digging deep into the information available, analysts work to develop a set of expectations about the financial and competitive health of a specific company versus other firms in the industry -- both in the United States and within the broader global marketplace. Of course, there is no foolproof way to uncover all information about a company, and the unexpected can always occur.

Putnam's Global Equity Research Team includes more than 40 analysts, each of whom specializes in a sector and its component industries. Some Putnam analysts have worked in the industries that they now cover, providing an additional level of insight. Team members gather information from on-site interviews with company management and through meetings with sources who provide additional information about the company's true worth and likely future direction.

By including Putnam Research Fund as part of your balanced portfolio, you are investing in what could be called a "best ideas" fund: it represents the select stock picks of the Global Equity Research Team incorporated into a single portfolio, regardless of investment style (growth or value). Each stock pick represents a specialized and comprehensive view of a company -- a view that a focused, dedicated analyst can uncover.

This fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam's research analysts specialize in sectors and industries

Consumer Broadcasting, lodging/ tourism, department stores, retail electronics, food, household goods, homebuilding, restaurants

Energy Integrated oil and gas, drilling, exploration, equipment, services

Financials Banking, brokerage, consumer finance, insurance, real estate investment trusts, mortgage finance

Health care Biotechnology, equipment, pharmaceuticals, services

Industrials Aerospace and defense, construction and farm machinery, electrical components, office services

Technology Computer hardware/ software, semiconductors, services

Materials Gold, metals, paper products/ packaging, specialty chemicals, steel

Telecommunications Alternative carriers, wireless services

Utilities Electric utilities, gas utilities, independent power producers


Putnam Research Fund holdings have spanned sectors and industries over time.

[GRAPHICS OMITTED: US CURRENCY, SATELLITE DISH, FIRST AID KIT, CHEESE, COMPUTER CHIP, HOUSE]

1996

Bank of America
One of the world's largest financial institutions

1998

Airtouch Networks
Enterprise wireless network connectivity solutions

2000

Baxter International
Global medical products and services company

2002

Kraft Foods
Largest U.S.- headquartered food and beverage company

2004

Intel
Manufacturer of semiconductor memory products

2005

Lennar
Leading homebuilding company

Identified holdings were held during the specific year; they will vary over time. The fund may not have continued to hold the security in the portfolio, and may have sold it at a loss. Performance of identified holdings in a year may not be representative of the fund's returns during the same period. Securities purchased in the future may not generate similar returns. This is not an offer to sell or a recommendation to buy any individual security. For more information on current fund holdings, see page 32.


Putnam Research Fund seeks capital appreciation by investing primarily in common stocks recommended by analysts within Putnam's Global Equity Research Team. The portfolio typically invests in large U.S.-based companies believed to offer strong growth potential and may contain both growth and value stocks. The fund may be appropriate for investors seeking growth of capital.

--------------------------------------------------------------------------
Highlights

* For the 12 months ended July 31, 2005, Putnam Research Fund's class A shares returned 16.67% without sales charges.

* The fund's benchmark, the S&P 500 Index, returned 14.05%.

* The average return for the fund's Lipper category, Large-Cap Core Funds, was 12.60%.

* Additional fund performance, comparative performance, and Lipper data can be found in the performance section beginning on page 12.

--------------------------------------------------------------------------
Performance

Total return for class A shares for periods ended 7/31/05
--------------------------------------------------------------------------
                     Average annual return       Cumulative return
                       NAV            POP        NAV           POP
--------------------------------------------------------------------------
Life of fund
(inception:
10/2/95)              10.00%          9.40%    155.15%     141.78%
--------------------------------------------------------------------------
5 years               -3.19          -4.24     -14.97      -19.46
--------------------------------------------------------------------------
1 year                16.67          10.55      16.67       10.55
--------------------------------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnam.com. For a portion of the period this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower. A short-term trading fee of up to 2% may apply.


Report from the fund managers

The year in review

We are pleased to report that for the 12 months ended July 31, 2005, your fund's return at net asset value (NAV, or without sales charges) exceeded both the average return for funds in its Lipper peer group and the return of its benchmark, the S&P 500 Index. The fund benefited from successful stock selection across the board, outperforming in seven of nine sectors. Only two areas, technology and utilities, underperformed the benchmark (though they both delivered positive absolute returns). Energy stocks were the primary drivers of performance, aided not only by appreciation in oil costs, but by the management team's strong stock picks. Throughout the period, the fund continued to benefit from our research-driven investment style and bottom-up stock selection process.

Market overview

U.S. equity markets found their stride in the 12 months ended July 31, 2005, finishing the period with healthy returns that belied the period's volatility. While the backdrop for stocks was generally favorable -- a gently expanding economy, uneven but improving job creation, and generally solid corporate profits -- investor concern over rising interest rates and soaring energy prices undercut the market's progress in the first half of the period. A succession of interest-rate increases by the Federal Reserve Board (the Fed) unsettled investors as the Fed sought to control the pace of economic growth by raising historically low rates to what it considered more normal levels. The markets were also affected by a dramatic spike in oil prices that surpassed $60 per barrel. These high prices stemmed from worldwide demand, along with concerns over political unrest in supplier countries, and dampened investors' taste for stocks; equity prices fluctuated with the direction of oil prices.

By the second half of the fiscal year, investors' confidence returned as more hopeful economic data emerged. Strong corporate earnings, healthy economic growth, benign inflation data, continued expansion in manufacturing sectors, and robust retail sales all buoyed investors' confidence and led to the rise of major indexes. By the end of the period, an encouraging report on employment gains started a determined rally that was further fueled by a decline in the U.S. trade deficit. Markets showed powerful momentum. While news of London's terrorist attacks briefly sapped advances, strong economic data and a preponderance of solid corporate earnings reports quickly revitalized investor optimism and propelled equities higher to finish the period in positive territory.

Strategy overview

When considering your fund's strategy, it is important to remember that changes in the economic or market environment generally do not affect our decision-making process. Our strategy remains fairly constant throughout all market conditions. We take a bottom-up approach to stock selection, focusing on each individual company, the valuation of its stock, and our assessment of its potential to deliver stronger performance than other companies in its industry. The analysts who manage your fund are grouped into sector teams, analyzing stocks in each sector of the fund's benchmark, the S&P 500 Index. Each team seeks to identify stocks that we believe are worth more than their current stock prices indicate.

During the first half of the fund's fiscal year, we increased the fund's investments in insurance, restaurant, technology services, and education stocks. We also trimmed positions in banking, chemical, automotive, and pharmaceutical stocks. At the close of the period, the fund's positions in these industries were smaller than those of the benchmark S&P 500 Index.
It is important to note that, if the fund's position in a particular industry is more or less than the benchmark's, it simply reflects how many stocks we have selected from that industry. We do not make "sector bets" -- which means buying and selling stocks based on how an entire sector is expected to perform. Rather, we select stocks after careful analysis of each individual company.

------------------------------------------------------------------------------
Market sector performance

These indexes provide an overview of performance in different market sectors for the 12 months ended 7/31/05.

------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                   14.05%
------------------------------------------------------------------------------
Russell 3000 Growth Index (multi-cap growth stocks)                  13.81%
------------------------------------------------------------------------------
Russell 3000 Value Index (multi-cap value stocks)                    19.68%
------------------------------------------------------------------------------
Russell 2000 Index (small-company stocks)                            24.78%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                       4.79%
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                           4.39%
------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield corporate
bonds)                                                               10.37%
------------------------------------------------------------------------------


Your fund's holdings

In this period of soaring oil prices, it is not surprising that energy stocks led the fund in performance. The fund benefited from strong stock picks among several companies. Varco International (now National Oilwell Varco, following a merger with National Oilwell) enjoyed a significant spike in its stock price during the period. Varco is a world leader in the manufacture of oil and gas drilling equipment. Increases in both energy prices and drilling activity have been a boon to this company. We took profits and sold off the fund's position in this stock by fiscal year-end. Amerada Hess Corporation and Marathon Oil, two integrated oil and gas companies that conduct exploration/production and retail distribution, also had banner periods. Amerada Hess was further aided by the implementation of management strategies throughout the corporation to improve its profitability.


------------------------------------------------------------------------------
Comparison of top industry weightings

This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

[GRAPHIC OMITTED: horizontal bar chart COMPARISON OF TOP INDUSTRY WEIGHTINGS]

                       as of 1/31/05      as of 7/31/05

Oil and gas                5.7%               9.2%

Retail                     5.6%               5.8%

Banking                    3.7%               5.7%

Pharmaceuticals            5.6%               5.5%

Consumer finance           3.1%               4.7%

We also selected strong stocks in the consumer sector. Housing continued to boom in the United States, and stocks of companies related to homebuilding are still benefiting from demand that outstrips available supply. Lowe's, the home improvement store, continued to gain on its competitors. While the chain is still expanding, it is doing so wisely, moving into high-volume, higher-profit markets. Also benefiting from the demand for housing were two national homebuilding companies, Lennar and NVR, whose stock prices were propelled higher as their earnings grew. We took profits and sold off our position in Lennar by fiscal year-end.

In technology, the fund's position in Adobe Systems, the world's largest producer of graphic design software, benefited from the introduction of updated versions of its popular programs. In addition, shares of Freescale Semiconductor, a Motorola spinoff, were embraced by investors after the company increased its efficiency by trimming unproductive product lines and consolidating its manufacturing operations.

General Electric had strong performance in the first half of the fund's fiscal year. The team believed that the stock had reached its peak and sold the fund's position, taking profits at that time. That decision was a wise one, since the stock price stayed basically flat for rest of the period.

------------------------------------------------------------------------------
Top holdings

This table shows the fund's top holdings, and the percentage of the fund's net assets that each comprised, as of 7/31/05. The fund's holdings will change over time.

------------------------------------------------------------------------------
Holding (percent of fund's net assets)        Industry
------------------------------------------------------------------------------
ExxonMobil Corp. (4.3%)                       Oil and gas
------------------------------------------------------------------------------
American International Group, Inc. (2.8%)     Insurance
------------------------------------------------------------------------------
Johnson & Johnson (2.7%)                      Pharmaceuticals
------------------------------------------------------------------------------
Altria Group, Inc. (2.4%)                     Tobacco
------------------------------------------------------------------------------
Bank of America Corp. (2.3%)                  Banking
------------------------------------------------------------------------------
Cisco Systems, Inc. (2.1%)                    Communications equipment
------------------------------------------------------------------------------
Commerce Bancorp., Inc. (1.9%)                Banking
------------------------------------------------------------------------------
Intel Corp. (1.9%)                            Electronics
------------------------------------------------------------------------------
Tyco International, Ltd. (1.9%)               Conglomerates
------------------------------------------------------------------------------
Comcast Corp. Class A (1.8%)                  Cable television
------------------------------------------------------------------------------

Several stocks in the fund detracted from returns during the period. Shares of Cisco Systems, a leading networking manufacturer, declined when management was less than optimistic about market projections going forward. In the financial sector, two holdings, Fannie Mae, which continued to come under pressure from financial concerns, and Countrywide Financial, whose decline reflected investor concerns over the impact of rising interest rates, dampened the fund's performance. We have maintained the fund's positions in each of these stocks, since we believe that the situations affecting their prices are temporary and that the companies have underlying fundamental strength.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

------------------------------------------------------------------------------
The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Our market strategists believe that continued interest-rate increases, slowing economic and earnings growth, and investor risk aversion will constrain stock-market returns over the first part of the fund's new fiscal year. Furthermore, we believe the next 12 months may prove challenging for markets overall. Leading indicators of economic activity have softened this year, indicating that Fed policy is beginning to affect the pace of economic activity. Our forecasters believe that with the best part of the economic and profits cycles now past, opportunities will become increasingly rare for the balance of the calendar year.

As always, when we consider the outlook for your fund, we are more concerned with the long-term potential of individual companies than with short-term developments in the economy or the markets. We believe investors' long-term goals are best served by our bottom-up approach to stock selection, which relies heavily on fundamental research and analysis. Regardless of the direction the market takes in the months ahead, we will continue to conduct intensive research in order to identify a wide array of companies with the potential to reward investors over time.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.


Your fund's performance

This section shows your fund's performance during its fiscal year, which ended July 31, 2005. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com.

------------------------------------------------------------------------------
Fund performance

Total return for periods ended 7/31/05


----------------------------------------------------------------------------------------------------------
                       Class A             Class B             Class C             Class M        Class R
(inception dates)     (10/2/95)           (6/15/98)           (2/1/99)            (6/15/98)      (1/21/03)
----------------------------------------------------------------------------------------------------------
                    NAV       POP       NAV      CDSC       NAV      CDSC       NAV       POP       NAV
----------------------------------------------------------------------------------------------------------
Life of fund     155.15%   141.78%   135.72%   135.72%   136.89%   136.89%   142.76%   134.33%   149.09%
Annaul average    10.00      9.40      9.12      9.12      9.17      9.17      9.44      9.05      9.73
----------------------------------------------------------------------------------------------------------
5 years          -14.97    -19.46    -18.11    -19.61    -18.17    -18.17    -17.07    -19.97    -16.02
Annual average    -3.19     -4.24     -3.92     -4.27     -3.93     -3.93     -3.67     -4.36     -3.43
----------------------------------------------------------------------------------------------------------
1 year            16.67     10.55     15.72     10.71     15.71     14.71     16.05     11.97     16.33
----------------------------------------------------------------------------------------------------------


Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively (which for class M shares does not reflect a reduction in sales charges that went into effect on April 1, 2005; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

For a portion of the period this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.


------------------------------------------------------------------------------
Change in the value of a $10,000 investment ($9,475 after sales charge)

Cumulative total return from 10/2/95 to 7/31/05

[GRAPHIC OMITTED: worm chart CHANGE IN THE VALUE OF A $10,000 INVESTMENT]

                 Putnam
                Research
                  Fund
             class A shares       S&P 500
                 at POP            Index

10/2/95           9,475           10,000
7/31/96          10,924           11,208
7/31/97          16,345           17,052
7/31/98          19,288           20,340
7/31/99          23,834           24,450
7/31/00          28,437           26,644
7/31/01          23,640           22,826
7/31/02          17,104           17,432
7/31/03          19,280           19,288
7/31/04          20,725           21,828
7/31/05         $24,178          $24,896

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $23,572 and $23,689, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund's class M shares would have been valued at $24,276 ($23,433 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $24,909. See first page of performance section for performance calculation method.

------------------------------------------------------------------------------
Comparative index returns

For periods ended 7/31/05

------------------------------------------------------------------------------
                                S&P 500        Lipper Large-Cap Core
                                 Index        Funds category average*
------------------------------------------------------------------------------
Life of fund                    148.96%              116.52%
Annual average                    9.73                 7.99
------------------------------------------------------------------------------
5 years                          -6.56               -11.21
Annual average                   -1.35                -2.63
------------------------------------------------------------------------------
1 year                           14.05                12.60
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 1-year, 5-year, and life-of-fund periods ended 7/31/05 there were 882, 606, and 228 funds, respectively, in this Lipper category.


---------------------------------------------------------------------------
Fund price and distribution information

For the 12-month period ended 7/31/05

---------------------------------------------------------------------------
                Class A        Class B   Class C     Class M     Class R
---------------------------------------------------------------------------
Distributions
(number)              1             --        --          --           1
---------------------------------------------------------------------------
Income             $0.065           --        --          --        $0.029
---------------------------------------------------------------------------
Capital gains        --             --        --          --          --
---------------------------------------------------------------------------
Total              $0.065           --        --          --        $0.029
---------------------------------------------------------------------------
Share value:    NAV       POP      NAV       NAV      NAV     POP     NAV
---------------------------------------------------------------------------
7/31/04       $12.48    $13.17   $11.90    $11.97  $12.09   $12.53  $12.44
---------------------------------------------------------------------------
7/31/05        14.49     15.29    13.77     13.85   14.03    14.50*  14.44
---------------------------------------------------------------------------

* Reflects a reduction in sales charges that took effect on April 1, 2005.


------------------------------------------------------------------------------
Fund performance for most recent calendar quarter



Total return for periods ended 6/30/05
---------------------------------------------------------------------------------------------------------
                       Class A            Class B              Class C            Class M       Class R
(inception date)      (10/2/95)          (6/15/98)            (2/1/99)           (6/15/98)     (1/21/03)
---------------------------------------------------------------------------------------------------------
                    NAV       POP       NAV      CDSC       NAV      CDSC       NAV       POP     NAV
---------------------------------------------------------------------------------------------------------
Life of fund     145.12%   132.27%   126.64%   126.64%   127.83%   127.83%   133.24%   125.14%  139.43%
Annual average     9.64      9.04      8.76      8.76      8.82      8.82      9.08      8.69      9.38
---------------------------------------------------------------------------------------------------------
5 years          -19.95    -24.16    -22.90    -24.31    -22.93    -22.93    -21.96    -24.68    -20.91
Annual average    -4.35     -5.38     -5.07     -5.42     -5.08     -5.08     -4.84     -5.51     -4.58
---------------------------------------------------------------------------------------------------------
1 year             7.02      1.43      6.26      1.26      6.22      5.22      6.48      2.75      6.75
---------------------------------------------------------------------------------------------------------



Your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

------------------------------------------------------------------------------
Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Research Fund from February 1, 2005, to July 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

------------------------------------------------------------------------------
                      Class A     Class B     Class C     Class M     Class R
------------------------------------------------------------------------------
Expenses paid per
$1,000*                 $5.99       $9.81       $9.81       $8.54       $7.26
------------------------------------------------------------------------------
Ending value (after
expenses)           $1,064.70   $1,060.90   $1,060.50   $1,062.10   $1,063.30
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/05. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

------------------------------------------------------------------------------
Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended July 31, 2005, use the calculation method below. To find the value of your investment on February 1, 2005, go to www.putnam.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 02/01/2005 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

------------------------------------------------------------------------------
How to calculate the expenses you paid
------------------------------------------------------------------------------
                                                                 Total
Value of your                          Expenses paid             expenses
investment on 2/1/05  [DIV] $1,000   X per $1,000              = paid
------------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
------------------------------------------------------------------------------
$10,000               [DIV] $1,000   x $5.99 (see table above) = $59.90
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Compare expenses using the SEC's method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

------------------------------------------------------------------------------
                      Class A     Class B     Class C     Class M     Class R
------------------------------------------------------------------------------
Expenses paid per
$1,000*                 $5.86       $9.59       $9.59       $8.35       $7.10
------------------------------------------------------------------------------
Ending value (after
expenses)           $1,018.99   $1,015.27   $1,015.27   $1,016.51   $1,017.75
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/05. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

------------------------------------------------------------------------------
Compare expenses using industry averages

You can also compare your fund's expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
                           Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio+ *              1.17%     1.92%     1.92%     1.67%     1.42%
------------------------------------------------------------------------------
Average annualized
expense ratio for Lipper
peer group++                  1.33%     2.08%     2.08%     1.83%     1.58%
------------------------------------------------------------------------------

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

 * Does not reflect the accrual by the fund of a non-recurring receivable related to the matters described in Note 6 to the financial statements. If this amount had been reflected in the table above, fund expenses shown would be lower.

++ Simple average of the expenses of all front-end load funds in the fund's
   Lipper peer group, calculated in accordance with Lipper's standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund's expenses for its most recent fiscal year available to Lipper as of 6/30/05. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly smaller or larger than the fund, which may limit the comparability of the fund's expenses to the simple average, which typically is higher than the asset-weighted average.


Your fund's portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

------------------------------------------------------------------------------
Turnover comparisons

Percentage of holdings that change every year

------------------------------------------------------------------------------
                               2005      2004      2003      2002      2001
------------------------------------------------------------------------------
Putnam Research Fund           113%      102%      132%      150%      163%
------------------------------------------------------------------------------
Lipper Large-Cap Core
Funds category average          73%       73%       85%       94%       93%
------------------------------------------------------------------------------

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on July 31. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2005 is based on information available as of 6/30/05.


Your fund's risk

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.


Your fund's Overall Morningstar Risk

[GRAPHIC OMITTED: chart MORNINGSTAR RISK]

Fund's Overall        2.72

U.S. stock
fund average          3.10

0%   INCREASING RISK   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of June 30, 2005. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Your fund's management

Your fund is managed by the members of the Putnam Global Equity Research Team. Joshua Brooks and Kelly Morgan are Portfolio Leaders and Mark Bogar, John Coffey, and Charles Dane are Portfolio Members of your fund. The Portfolio Leaders and Portfolio Members coordinate the team's management of the fund.

------------------------------------------------------------------------------
Fund ownership by the Portfolio Leaders and Portfolio Members

The table below shows how much the fund's current Portfolio Leaders and Portfolio Members have invested in the fund (in dollar ranges).
Information shown is as of July 31, 2005, and July 31, 2004.


--------------------------------------------------------------------------------------
                          $1 -    $10,001 - $50,001 - $100,001 - $500,001 - $1,000,001
                 Year $0  $10,000 $50,000   $100,000  $500,000   $1,000,000 and over
--------------------------------------------------------------------------------------
Joshua Brooks    2005                                     *
--------------------------------------------------------------------------------------
Portfolio Leader  N/A
--------------------------------------------------------------------------------------
Kelly Morgan     2005                                     *
--------------------------------------------------------------------------------------
Portfolio Leader  N/A
--------------------------------------------------------------------------------------
Mark Bogar       2005                *
--------------------------------------------------------------------------------------
Portfolio Member  N/A
--------------------------------------------------------------------------------------
John Coffey      2005                *
--------------------------------------------------------------------------------------
Portfolio Member  N/A
--------------------------------------------------------------------------------------
Charles Dane     2005                           *
--------------------------------------------------------------------------------------
Portfolio Member  N/A
--------------------------------------------------------------------------------------


N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of 7/31/04.


------------------------------------------------------------------------------
Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $1,500,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officers of the team and the Group Chief Investment Officer of the fund's broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

------------------------------------------------------------------------------
Other Putnam funds managed by the Portfolio Leaders and Portfolio Members

Joshua Brooks is also a Portfolio Member of The Putnam Fund for Growth and
Income.

Kelly Morgan is also a Portfolio Leader of Putnam Growth Opportunities Fund and Putnam Voyager Fund.

Mark Bogar is also a Portfolio Member of Putnam Global Equity Fund.

Joshua Brooks, Kelly Morgan, Mark Bogar, John Coffey, and Charles Dane may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

------------------------------------------------------------------------------
Changes in your fund's Portfolio Leaders and Portfolio Members

During the year ended July 31, 2005, Joshua Brooks and Kelly Morgan became Portfolio Leaders and Mark Bogar, John Coffey, and Charles Dane became Portfolio Members of your fund.


------------------------------------------------------------------------------
Fund ownership by Putnam's Executive Board

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is as of July 31, 2005, and July 31, 2004.


--------------------------------------------------------------------------------------
                                     $1 -        $10,001 -  $50,001-    $100,001
                         Year $0     $10,000     $50,000    $100,000    and over
--------------------------------------------------------------------------------------
Philippe Bibi            2005  *
--------------------------------------------------------------------------------------
Chief Technology Officer 2004  *
--------------------------------------------------------------------------------------
Joshua Brooks            2005                                               *
--------------------------------------------------------------------------------------
Deputy Head of
Investments               N/A
--------------------------------------------------------------------------------------
William Connolly          N/A
--------------------------------------------------------------------------------------
Head of Retail
Management                N/A
--------------------------------------------------------------------------------------
Kevin Cronin             2005  *
--------------------------------------------------------------------------------------
Head of Investments      2004  *
--------------------------------------------------------------------------------------
Charles Haldeman, Jr.    2005                       *
--------------------------------------------------------------------------------------
President and CEO        2004                       *
--------------------------------------------------------------------------------------
Amrit Kanwal             2005                       *
--------------------------------------------------------------------------------------
Chief Financial Officer  2004                       *
--------------------------------------------------------------------------------------
Steven Krichmar          2005                                               *
--------------------------------------------------------------------------------------
Chief of Operations      2004                                               *
--------------------------------------------------------------------------------------
Francis McNamara, III    2005           *
--------------------------------------------------------------------------------------
General Counsel          2004  *
--------------------------------------------------------------------------------------
Richard Robie, III       2005  *
--------------------------------------------------------------------------------------
Chief Administrative
Officer                  2004  *
--------------------------------------------------------------------------------------
Edward Shadek            2005           *
--------------------------------------------------------------------------------------
Deputy Head of
Investments               N/A
--------------------------------------------------------------------------------------
Sandra Whiston            N/A
--------------------------------------------------------------------------------------
Head of Institutional
Management                N/A
--------------------------------------------------------------------------------------


N/A indicates the individual became a member of Putnam's Executive Board after the reporting date.


Terms and definitions

------------------------------------------------------------------------------
Important terms

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares (since reduced to 3.25%).

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

------------------------------------------------------------------------------
Share classes

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


------------------------------------------------------------------------------
Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index of global high-yield fixed-income securities.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Growth Index is an unmanaged index of those companies in the broad-market Russell 3000 Index chosen for their growth orientation.

Russell 3000 Value Index is an unmanaged index of those companies in the broad-market Russell 3000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on total return at net asset value.


Trustee approval of management contract

------------------------------------------------------------------------------
General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund's management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the "Independent Trustees"), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's management contract, effective July 1, 2005.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements in prior years.

------------------------------------------------------------------------------
Model fee schedules and categories; total expenses

The Trustees' review of the management fees and total expenses of the Putnam funds focused on three major themes:

* Consistency. The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam family of funds and compares favorably with fees paid by competitive funds sponsored by other investment advisers. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the model fee schedule currently in effect for your fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. ("Breakpoints" refer to reductions in fee rates that apply to additional assets once specified asset levels are reached.) The Trustees concluded that no changes should be made in the fund's current fee schedule at this time.

* Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 34th percentile in management fees and in the 24th percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). (Because the fund's custom peer group is smaller than the fund's broad Lipper Inc. peer group, this expense comparison may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

* Economies of scale. The Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The Trustees examined the existing breakpoint structure of the Putnam funds' management fees in light of competitive industry practices. The Trustees considered various possible modifications to the Putnam Funds' current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the interests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management's business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management's revenues, expenses and profitability with respect to the funds' management contracts, allocated on a fund-by-fund basis.

------------------------------------------------------------------------------
Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under your fund's management contract. The Trustees were assisted in their review of the funds' investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds' portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.

In the case of your fund, the Trustees considered that your fund's Class A share performance at net asset value was in the following percentiles of its Lipper Inc. peer group for the one-, three- and five-year periods ended December 31, 2004 (the first percentile being the best performing funds and the 100th percentile being the worst performing funds):

                   One-year period  Three-year period  Five-year period
------------------------------------------------------------------------------
                         56th              48th              55th

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.)

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds' Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees' view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

------------------------------------------------------------------------------
Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund's investment adviser. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee's recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

The Trustees' annual review of your fund's management contract also included the review of its distributor's contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management. In addition to the considerations discussed above, the Trustees, in approving the continuance of your fund's management contract, also considered the matters described in Note 6 to the fund's financial statements (see page 56).


------------------------------------------------------------------------------
Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.


Other information for shareholders

------------------------------------------------------------------------------
Putnam's policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances. It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use. Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account. If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.

------------------------------------------------------------------------------
Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

------------------------------------------------------------------------------
Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


Financial statements

------------------------------------------------------------------------------
A guide to financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of Independent Registered Public Accounting Firm

The Board of Trustees
Putnam Investment Funds:

We have audited the accompanying statement of assets and liabilities of Putnam Research Fund, a series of Putnam Investment Funds, including the fund's portfolio, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Research Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

/S/ KPMG LLP

Boston, Massachusetts
September 12, 2005



The fund's portfolio 7/31/05
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.4%)*
                                                                                                      Shares           Value
----------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.2%)
Boeing Co. (The)                                                                                     183,400     $12,106,234
Lockheed Martin Corp.                                                                                 22,400       1,397,760
                                                                                                                  13,503,994
----------------------------------------------------------------------------------------------------------------------------
Airlines (0.5%)
Southwest Airlines Co. (S)                                                                           411,700       5,842,023
----------------------------------------------------------------------------------------------------------------------------
Banking (5.7%)
Bank of America Corp.                                                                                619,400      27,005,840
Commerce Bancorp, Inc. (S)                                                                           647,800      21,979,854
U.S. Bancorp                                                                                         570,500      17,149,230
                                                                                                                  66,134,924
----------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.5%)
Amgen, Inc. +                                                                                        241,500      19,259,625
Biogen Idec, Inc. +                                                                                  132,800       5,217,712
Chiron Corp. +                                                                                       128,500       4,655,555
                                                                                                                  29,132,892
----------------------------------------------------------------------------------------------------------------------------
Building Materials (0.7%)
Masco Corp.                                                                                          243,700       8,263,867
----------------------------------------------------------------------------------------------------------------------------
Cable Television (1.8%)
Comcast Corp. Class A + (S)                                                                          675,700      20,764,261
----------------------------------------------------------------------------------------------------------------------------
Chemicals (1.1%)
PPG Industries, Inc.                                                                                 188,100      12,232,143
----------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.1%)
Cendant Corp.                                                                                        678,100      14,484,216
eBay, Inc. +                                                                                         294,500      12,304,210
Yahoo!, Inc. +                                                                                       277,800       9,261,852
                                                                                                                  36,050,278
----------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.0%)
Cisco Systems, Inc. +                                                                              1,275,100      24,418,165
Qualcomm, Inc. (S)                                                                                   247,700       9,781,673
                                                                                                                  34,199,838
----------------------------------------------------------------------------------------------------------------------------
Computers (3.2%)
Dell, Inc. +                                                                                         403,000      16,309,410
EMC Corp. +                                                                                          553,200       7,573,308
Lexmark International, Inc. Class A + (S)                                                            130,600       8,188,620
NCR Corp. +                                                                                          129,500       4,494,945
                                                                                                                  36,566,283
----------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.9%)
Tyco International, Ltd.                                                                             709,200      21,609,324
----------------------------------------------------------------------------------------------------------------------------
Consumer Finance (4.7%)
Capital One Financial Corp.                                                                          174,200      14,371,500
Countrywide Financial Corp. (S)                                                                      421,200      15,163,200
MBNA Corp.                                                                                           383,900       9,658,924
Providian Financial Corp. +                                                                          775,800      14,662,620
                                                                                                                  53,856,244
----------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.8%)
Avon Products, Inc.                                                                                  316,200      10,342,902
Estee Lauder Cos., Inc. (The) Class A (S)                                                            270,200      10,575,628
                                                                                                                  20,918,530
----------------------------------------------------------------------------------------------------------------------------
Containers (0.4%)
Owens-Illinois, Inc. +                                                                               204,500       5,245,425
----------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.1%)
Dominion Resources, Inc.                                                                              28,200       2,082,852
Entergy Corp.                                                                                        103,900       8,097,966
Exelon Corp.                                                                                         244,900      13,107,048
PG&E Corp.                                                                                           237,700       8,944,651
Wisconsin Energy Corp. (S)                                                                            89,300       3,585,395
                                                                                                                  35,817,912
----------------------------------------------------------------------------------------------------------------------------
Electronics (3.3%)
Freescale Semiconductor, Inc. Class A + (S)                                                          407,500      10,399,400
Intel Corp.                                                                                          801,300      21,747,282
PerkinElmer, Inc.                                                                                    260,300       5,461,094
                                                                                                                  37,607,776
----------------------------------------------------------------------------------------------------------------------------
Energy (0.6%)
Pride International, Inc. +                                                                          268,200       6,978,564
----------------------------------------------------------------------------------------------------------------------------
Financial (3.2%)
Chicago Mercantile Exchange Holdings, Inc. (The)                                                      16,000       4,816,800
Fannie Mae                                                                                           279,200      15,596,112
Freddie Mac                                                                                          158,700      10,042,536
PMI Group, Inc. (The) (S)                                                                            172,600       7,067,970
                                                                                                                  37,523,418
----------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.6%)
Smurfit-Stone Container Corp. + (S)                                                                  579,300       7,026,909
----------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.4%)
Cardinal Health, Inc.                                                                                276,500      16,473,870
HCA, Inc.                                                                                            151,700       7,471,225
Health Management Associates, Inc. Class A                                                           167,300       3,981,740
                                                                                                                  27,926,835
----------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.9%)
NVR, Inc. + (S)                                                                                       11,400      10,693,200
----------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.5%)
Whirlpool Corp. (S)                                                                                   75,200       6,014,496
----------------------------------------------------------------------------------------------------------------------------
Insurance (4.6%)
ACE, Ltd. (Bermuda)                                                                                  184,000       8,502,640
American International Group, Inc.                                                                   541,600      32,604,320
Everest Re Group, Ltd. (Barbados)                                                                    123,000      11,980,200
                                                                                                                  53,087,160
----------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.5%)
Bear Stearns Cos., Inc. (The) (S)                                                                     79,400       8,107,534
Lehman Brothers Holdings, Inc.                                                                        83,500       8,778,355
                                                                                                                  16,885,889
----------------------------------------------------------------------------------------------------------------------------
Leisure (0.5%)
Brunswick Corp.                                                                                      136,200       6,341,472
----------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.5%)
Las Vegas Sands Corp. +                                                                              156,000       6,274,320
Royal Caribbean Cruises, Ltd.                                                                        229,000      10,408,050
                                                                                                                  16,682,370
----------------------------------------------------------------------------------------------------------------------------
Machinery (1.7%)
Caterpillar, Inc.                                                                                    224,600      12,108,186
Parker-Hannifin Corp.                                                                                114,500       7,524,940
                                                                                                                  19,633,126
----------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.1%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)                                                           158,200      12,366,494
----------------------------------------------------------------------------------------------------------------------------
Media (1.0%)
Walt Disney Co. (The)                                                                                453,300      11,622,612
----------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.2%)
Becton, Dickinson and Co.                                                                            125,900       6,971,083
Boston Scientific Corp. +                                                                             61,000       1,765,950
Medtronic, Inc.                                                                                       95,900       5,172,846
St. Jude Medical, Inc. +                                                                             243,900      11,563,299
                                                                                                                  25,473,178
----------------------------------------------------------------------------------------------------------------------------
Oil & Gas (9.2%)
Amerada Hess Corp.                                                                                    89,800      10,583,828
Burlington Resources, Inc. (S)                                                                       173,300      11,110,263
ExxonMobil Corp. (S) #                                                                               846,600      49,737,750
Marathon Oil Corp. (S)                                                                               204,400      11,928,784
Occidental Petroleum Corp.                                                                           193,000      15,880,040
XTO Energy, Inc.                                                                                     199,600       7,003,964
                                                                                                                 106,244,629
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.5%)
Allergan, Inc. (S)                                                                                    46,200       4,128,894
Eli Lilly Co.                                                                                         82,600       4,652,032
Johnson & Johnson                                                                                    481,200      30,777,552
Pfizer, Inc.                                                                                         422,900      11,206,850
Wyeth                                                                                                265,600      12,151,200
                                                                                                                  62,916,528
----------------------------------------------------------------------------------------------------------------------------
Publishing (1.4%)
McGraw-Hill Companies, Inc. (The)                                                                    255,500      11,755,555
R. R. Donnelley & Sons Co.                                                                           132,700       4,783,835
                                                                                                                  16,539,390
----------------------------------------------------------------------------------------------------------------------------
Railroads (0.7%)
Norfolk Southern Corp.                                                                               210,500       7,832,705
----------------------------------------------------------------------------------------------------------------------------
Restaurants (2.4%)
McDonald's Corp.                                                                                     518,300      16,155,411
Outback Steakhouse, Inc. (S)                                                                         128,600       5,990,188
Yum! Brands, Inc.                                                                                    113,100       5,920,785
                                                                                                                  28,066,384
----------------------------------------------------------------------------------------------------------------------------
Retail (5.8%)
Abercrombie & Fitch Co. Class A                                                                       68,400       4,928,220
AutoZone, Inc. + (S)                                                                                 103,800      10,114,272
Kohl's Corp. +                                                                                       223,700      12,605,495
Lowe's Cos., Inc.                                                                                    205,300      13,594,966
Michaels Stores, Inc. (S)                                                                            170,500       6,990,500
Staples, Inc.                                                                                        505,500      11,510,235
Supervalu, Inc.                                                                                      213,100       7,543,740
                                                                                                                  67,287,428
----------------------------------------------------------------------------------------------------------------------------
Schools (1.0%)
Apollo Group, Inc. Class A +                                                                         147,500      11,084,625
----------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.7%)
Applied Materials, Inc.                                                                              464,200       8,569,132
----------------------------------------------------------------------------------------------------------------------------
Software (3.9%)
Adobe Systems, Inc.                                                                                  295,000       8,743,800
Mercury Interactive Corp. + (S)                                                                      109,600       4,314,952
Microsoft Corp.                                                                                      577,500      14,789,775
Oracle Corp. +                                                                                     1,232,500      16,737,350
                                                                                                                  44,585,877
----------------------------------------------------------------------------------------------------------------------------
Technology Services (2.1%)
Accenture, Ltd. Class A (Bermuda) + (S)                                                              146,900       3,678,376
Automatic Data Processing, Inc. (S)                                                                  295,500      13,123,155
Fiserv, Inc. +                                                                                       155,900       6,917,283
                                                                                                                  23,718,814
----------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.7%)
American Tower Corp. Class A + (S)                                                                   259,700       5,967,906
Nextel Communications, Inc. Class A +                                                                311,900      10,854,120
PanAmSat Holding Corp. (S)                                                                           260,800       5,281,200
Sprint Corp. (FON Group) (S)                                                                         345,000       9,280,500
                                                                                                                  31,383,726
----------------------------------------------------------------------------------------------------------------------------
Tobacco (2.4%)
Altria Group, Inc.                                                                                   405,600      27,158,976
----------------------------------------------------------------------------------------------------------------------------
Transportation Services (1.3%)
United Parcel Service, Inc. Class B (S)                                                              209,100      15,258,027
----------------------------------------------------------------------------------------------------------------------------
Total common stocks (cost $1,070,621,753)                                                                     $1,146,647,678

SHORT-TERM INVESTMENTS (6.9%)*
----------------------------------------------------------------------------------------------------------------------------
                                                                                     Principal amount/Shares           Value
----------------------------------------------------------------------------------------------------------------------------
Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.46% and due dates ranging
from August 1, 2005 to August 17, 2005 (d)                                                       $73,476,427     $73,453,715
Putnam Prime Money Market Fund (e)                                                                 5,635,731       5,635,731
----------------------------------------------------------------------------------------------------------------------------
Total short-term investments (cost $79,089,446)                                                                  $79,089,446

TOTAL INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
Total investments (cost $1,149,711,199)                                                                       $1,225,737,124

  * Percentages indicated are based on net assets of $1,152,993,914.

  + Non-income-producing security.

(S) Securities on loan, in part or in entirety, at July 31, 2005.

  # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam
    Prime Money Market Fund.

    At July 31, 2005, liquid assets totaling $4,637,291 have been designated as collateral for open futures contracts.




----------------------------------------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS TO BUY at 7/31/05 (aggregate face value $253,985)
----------------------------------------------------------------------------------------------------------------------------
                                                                                   Aggregate        Delivery      Unrealized
                                                                       Value      face value            date    depreciation
----------------------------------------------------------------------------------------------------------------------------
Canadian Dollar                                                     $252,734        $253,985        10/19/05         $(1,251)

----------------------------------------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS TO SELL at 7/31/05 (aggregate face value $253,937)
----------------------------------------------------------------------------------------------------------------------------
                                                                                   Aggregate        Delivery      Unrealized
                                                                       Value      face value            date    appreciation
----------------------------------------------------------------------------------------------------------------------------
Canadian Dollar                                                     $252,734        $253,937        10/19/05          $1,203

----------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS OUTSTANDING at 7/31/05
                                                                   Number of                      Expiration      Unrealized
                                                                   contracts           Value            date    depreciation
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (Long)                                                      15      $4,638,000          Sep-05        $(9,762)

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities 7/31/2005

-----------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------
Investment in securities, at value, including $71,332,560 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,144,075,468)                            $1,220,101,393
Affiliated issuers (identified cost $5,635,731) (Note 5)                              5,635,731
-----------------------------------------------------------------------------------------------
Foreign currency (cost $15) (Note 1)                                                         15
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,632,391
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  422,214
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       14,947,985
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                                   1,203
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,242,740,932

-----------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        712,848
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                    57,971
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     10,028,072
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            4,146,641
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2, 5 and 6)                                   38,501
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              477,387
-----------------------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                                  100,473
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,213
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  470,745
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                      1,251
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   73,453,715
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  257,201
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    89,747,018
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,152,993,914

-----------------------------------------------------------------------------------------------
REPRESENTED BY
-----------------------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)                    $1,675,210,323
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (13,520)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                     (598,219,004)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                    76,016,115
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                               $1,152,993,914

-----------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($660,027,287 divided by 45,548,956 shares)                                              $14.49
-----------------------------------------------------------------------------------------------
Offering price per class A share
(100/94.75 of $14.49)*                                                                   $15.29
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($336,982,568 divided by 24,471,621 shares)**                                            $13.77
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($40,237,130 divided by 2,904,293 shares)**                                              $13.85
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($17,602,531 divided by 1,254,498 shares)                                                $14.03
-----------------------------------------------------------------------------------------------
Offering price per class M share
(100/96.75 of $14.03)*                                                                   $14.50
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($251,679 divided by 17,424 shares)                                                      $14.44
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($97,892,719 divided by 6,697,309 shares)                                                $14.62
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations Year ended 7/31/05

-----------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------
Dividends (net of foreign tax of $1,364)                          $21,395,810
-----------------------------------------------------------------------------
Interest (including interest income of $215,557 from
investments in affiliated issuers) (Note 5)                           235,418
-----------------------------------------------------------------------------
Securities lending                                                    105,809
-----------------------------------------------------------------------------
Other income (Note 6)                                               1,236,491
-----------------------------------------------------------------------------
Total investment income                                            22,973,528

EXPENSES
-----------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    6,742,663
-----------------------------------------------------------------------------
Investor servicing fees (Note 2)                                    4,299,512
-----------------------------------------------------------------------------
Custodian fees (Note 2)                                               200,151
-----------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             56,977
-----------------------------------------------------------------------------
Administrative services (Note 2)                                       45,945
-----------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               1,785,775
-----------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               3,712,097
-----------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 440,206
-----------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                 147,061
-----------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                   1,387
-----------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                                   227,464
-----------------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 6)                             (227,464)
-----------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)                 (66,597)
-----------------------------------------------------------------------------
Other                                                                 462,133
-----------------------------------------------------------------------------
Total expenses                                                     17,827,310
-----------------------------------------------------------------------------
Reimbursement from Manager (Note 6)                                (1,555,106)
-----------------------------------------------------------------------------
Expense reduction (Note 2)                                           (721,706)
-----------------------------------------------------------------------------
Net expenses                                                       15,550,498
-----------------------------------------------------------------------------
Net investment income                                               7,423,030
-----------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   85,985,990
-----------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                            4,931
-----------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     2,976,314
-----------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)        (1,158,761)
-----------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                     (7,491)
-----------------------------------------------------------------------------
Net unrealized appreciation of investments and futures
contracts during the year                                          94,797,923
-----------------------------------------------------------------------------
Net gain on investments                                           182,598,906
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $190,021,936

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

-----------------------------------------------------------------------------
DECREASE IN NET ASSETS
-----------------------------------------------------------------------------
                                                  Year ended       Year ended
                                                     7/31/05          7/31/04
-----------------------------------------------------------------------------
Operations:

Net investment income                             $7,423,030       $1,653,789
-----------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                     87,808,474      244,008,933
-----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies                             94,790,432     (111,859,418)
-----------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       190,021,936      133,803,304
-----------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-----------------------------------------------------------------------------
From net investment income
-----------------------------------------------------------------------------
Class A                                           (3,662,575)              --
-----------------------------------------------------------------------------
Class R                                                 (707)              --
-----------------------------------------------------------------------------
Class Y                                             (743,514)              --
-----------------------------------------------------------------------------
Redemption fees (Note 1)                               5,363            3,441
-----------------------------------------------------------------------------
Contribution from Manager (Note 7)                        --        1,813,908
-----------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (450,964,602)    (407,962,614)
-----------------------------------------------------------------------------
Total decrease in net assets                    (265,344,099)    (272,341,961)

-----------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------
Beginning of year                              1,418,338,013    1,690,679,974
-----------------------------------------------------------------------------
End of year (including distributions in
excess of net investment income and
accumulated net investment loss of $13,520
and $1,837,153, respectively)                 $1,152,993,914   $1,418,338,013

The accompanying notes are an integral part of these financial statements.



Financial highlights*** (For a common share outstanding throughout the period)

CLASS A
-------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
                                                             Year ended
                               7/31/05         7/31/04         7/31/03         7/31/02         7/31/01
-------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period             $12.48          $11.60          $10.29          $14.23          $18.69
-------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (a)          .11 (d,g,h)     .04 (d)         .06             .04             .05
-------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments        1.97             .84            1.25           (3.98)          (2.98)
-------------------------------------------------------------------------------------------------------
Total from investment operations  2.08             .88            1.31           (3.94)          (2.93)
-------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income        (.07)             --              --              -- (e)          --
-------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      --              --              --              --           (1.53)
-------------------------------------------------------------------------------------------------------
From return of capital              --              --              --              -- (e)          -- (e)
-------------------------------------------------------------------------------------------------------
Total distributions               (.07)             --              --              -- (e)       (1.53)
-------------------------------------------------------------------------------------------------------
Redemption fees                     -- (e)          -- (e)          --              --              --
-------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $14.49          $12.48          $11.60          $10.29          $14.23
-------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)           16.67 (h)        7.59 (f)       12.73          (27.67)         (16.93)

-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $660,027        $825,727        $922,788        $841,789      $1,152,135
-------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)         1.19 (d,i)      1.13 (d)        1.15            1.04            1.05
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)          .83 (d,g,h)     .34 (d)         .52             .33             .31
-------------------------------------------------------------------------------------------------------
Portfolio turnover (%)          113.03          101.63          131.93          149.58          162.94
-------------------------------------------------------------------------------------------------------


*** See Note 7 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.01% and less than 0.01% of average net assets, respectively, for class A shares (Notes 2 and 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 7.50%.

(g) Reflects a special dividend received by the fund which amounted to $0.05 per share and 0.38% of average net assets for class A shares.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.10% of average net assets for class A shares (Note 6).

(i) Does not reflect a non-recurring accrual by the fund related to changes in the calculation of fees pursuant to the fund's management contract, which amounted to 0.13% of average net assets (see Note 6).

    The accompanying notes are an integral part of these financial statements.



Financial highlights*** (For a common share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
                                                             Year ended
                               7/31/05         7/31/04         7/31/03         7/31/02         7/31/01
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period             $11.90          $11.13           $9.95        $13.86            $18.38
----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)   .01 (d,g,h)    (.05) (d)       (.02)         (.05)             (.07)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments        1.86             .82            1.20         (3.86)            (2.92)
----------------------------------------------------------------------------------------------------------
Total from investment operations  1.87             .77            1.18         (3.91)            (2.99)
----------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                      --              --              --            --             (1.53)
----------------------------------------------------------------------------------------------------------
From return of capital              --              --              --            --                -- (e)
----------------------------------------------------------------------------------------------------------
Total distributions                 --              --              --            --             (1.53)
----------------------------------------------------------------------------------------------------------
Redemption fees                     -- (e)          -- (e)          --            --                --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $13.77          $11.90          $11.13         $9.95            $13.86
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)           15.72 (h)        6.92 (f)       11.86        (28.21)           (17.58)

----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $336,983        $410,863        $544,487      $597,784          $960,638
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)         1.94 (d,i)      1.88 (d)        1.90          1.79              1.80
----------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets (%)                     .08 (d,g,h)    (.41) (d)       (.23)         (.41)             (.44)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)          113.03          101.63          131.93        149.58            162.94


*** See Note 7 to the financial statements.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.01% and less than 0.01% of average net assets, respectively, for class B shares (Notes 2 and 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 6.83%.

(g) Reflects a special dividend received by the fund which amounted to $0.05 per share and 0.38% of average net assets for class B shares.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.10% of average net assets for class B shares (Note 6).

(i) Does not reflect a non-recurring accrual by the fund related to changes in the calculation of fees pursuant to the fund's management contract, which amounted to 0.13% of average net assets (see Note 6).

    The accompanying notes are an integral part of these financial statements.



Financial highlights*** (For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
                                                             Year ended
                               7/31/05         7/31/04         7/31/03         7/31/02         7/31/01
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period             $11.97          $11.20          $10.01          $13.95          $18.49
----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)   .01 (d,g,h)    (.05) (d)       (.03)           (.05)           (.07)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments        1.87             .82            1.22           (3.89)          (2.94)
----------------------------------------------------------------------------------------------------------
Total from investment operations  1.88             .77            1.19           (3.94)          (3.01)
----------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                      --              --              --              --           (1.53)
----------------------------------------------------------------------------------------------------------
From return of capital              --              --              --              --              -- (e)
----------------------------------------------------------------------------------------------------------
Total distributions                 --              --              --              --           (1.53)
----------------------------------------------------------------------------------------------------------
Redemption fees                     -- (e)          -- (e)          --              --              --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $13.85          $11.97          $11.20          $10.01          $13.95
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)           15.71 (h)        6.88 (f)       11.89          (28.24)         (17.58)

----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                 $40,237         $48,264         $72,177         $84,065        $136,897
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)         1.94 (d,i)      1.88 (d)        1.90            1.79            1.80
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net
assets (%)                         .08 (d,g,h)    (.41) (d)       (.24)           (.41)           (.44)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)          113.03          101.63          131.93          149.58          162.94


*** See Note 7 to the financial statements.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.01% and less than 0.01% of average net assets, respectively, for class C shares (Notes 2 and 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 6.79%.

(g) Reflects a special dividend received by the fund which amounted to $0.05 per share and 0.38% of average net assets for class C shares.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.10% of average net assets for class C shares (Note 6).

(i) Does not reflect a non-recurring accrual by the fund related to changes in the calculation of fees pursuant to the fund's management contract, which amounted to 0.13% of average net assets (see Note 6).

    The accompanying notes are an integral part of these financial statements.



Financial highlights*** (For a common share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
                                                             Year ended
                               7/31/05         7/31/04         7/31/03         7/31/02         7/31/01
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period             $12.09          $11.29          $10.06          $13.98          $18.48
----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)   .04 (d,g,h)    (.02) (d)         -- (e)        (.02)           (.03)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments        1.90             .82            1.23           (3.90)          (2.94)
----------------------------------------------------------------------------------------------------------
Total from investment operations  1.94             .80            1.23           (3.92)          (2.97)
----------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                      --              --              --              --           (1.53)
----------------------------------------------------------------------------------------------------------
From return of capital              --              --              --              --              -- (e)
----------------------------------------------------------------------------------------------------------
Total distributions                 --              --              --              --           (1.53)
----------------------------------------------------------------------------------------------------------
Redemption fees                     -- (e)          -- (e)          --              --              --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $14.03          $12.09          $11.29          $10.06          $13.98
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)           16.05 (h)        7.09 (f)       12.23          (28.04)         (17.36)

----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                 $17,603         $22,146         $35,646         $38,493         $62,268
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)         1.69 (d,i)      1.63 (d)        1.65            1.54            1.55
----------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets (%)                     .33 (d,g,h)    (.16) (d)        .02            (.16)           (.19)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)          113.03          101.63          131.93          149.58          162.94


*** See Note 7 to the financial statements.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.01% and less than 0.01% of average net assets, respectively, for class M shares (Notes 2 and 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 7.00%.

(g) Reflects a special dividend received by the fund which amounted to $0.05 per share and 0.38% of average net assets for class M shares.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.10% of average net assets for class M shares (Note 6).

(i) Does not reflect a non-recurring accrual by the fund related to changes in the calculation of fees pursuant to the fund's management contract, which amounted to 0.13% of average net assets (see Note 6).

    The accompanying notes are an integral part of these financial statements.



Financial highlights*** (For a common share outstanding throughout the period)

CLASS R
----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
                                           Year ended         Year ended               Period
                                             7/31/05            7/31/04           1/21/03+-7/31/03
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                           $12.44             $11.59                $10.57
----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (a)                        .08 (d,g,h)        .02 (d)               .01
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                             1.95                .83                  1.01
----------------------------------------------------------------------------------------------------------
Total from investment operations                2.03                .85                  1.02
----------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                      (.03)                --                    --
----------------------------------------------------------------------------------------------------------
Total distributions                             (.03)                --                    --
----------------------------------------------------------------------------------------------------------
Redemption fees                                   -- (e)             -- (e)                --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                 $14.44             $12.44                $11.59
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                         16.33 (h)           7.33 (f)              9.65 *

----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $252               $301                    $1
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                       1.44 (d,i)         1.38 (d)               .74 *
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                        .63 (d,g,h)        .14 (d)               .14 *
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                        113.03             101.63                131.93


  + Commencement of operations.

  * Not annualized.

*** See Note 7 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.01% and less than 0.01% of average net assets, respectively, for class R shares (Notes 2 and 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 7.25%.

(g) Reflects a special dividend received by the fund which amounted to $0.06 per share and 0.42% of average net assets for class R shares.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.08% of average net assets for class R shares (Note 6).

(i) Does not reflect a non-recurring accrual by the fund related to changes in the calculation of fees pursuant to the fund's management contract, which amounted to 0.13% of average net assets (see Note 6).

    The accompanying notes are an integral part of these financial statements.



Financial highlights*** (For a common share outstanding throughout the period)

CLASS Y
----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
                                                             Year ended
                               7/31/05         7/31/04         7/31/03         7/31/02         7/31/01
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period             $12.60          $11.67          $10.33          $14.28          $18.71
----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (a)          .14 (d,g,h)     .08 (d)         .08             .07             .09
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments             1.98             .85            1.26           (3.98)          (2.99)
----------------------------------------------------------------------------------------------------------
Total from investment operations  2.12             .93            1.34           (3.91)          (2.90)
----------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income        (.10)             --              --            (.01)             --
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      --              --              --              --           (1.53)
----------------------------------------------------------------------------------------------------------
From return of capital              --              --              --            (.03)             -- (e)
----------------------------------------------------------------------------------------------------------
Total distributions               (.10)             --              --            (.04)          (1.53)
----------------------------------------------------------------------------------------------------------
Redemption fees                     -- (e)          -- (e)          --              --              --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $14.62          $12.60          $11.67          $10.33          $14.28
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)           16.91 (h)        7.97 (f)       12.97          (27.47)         (16.74)

----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                 $97,893        $111,037        $115,581        $103,779         $91,040
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)          .94 (d,i)       .88 (d)         .90             .79             .80
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)         1.02 (d,g,h)     .59 (d)         .77             .57             .56
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)          113.03          101.63          131.93          149.58          162.94


*** See Note 7 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.01% and less than 0.01% of average net assets, respectively, for class Y shares (Notes 2 and 5).

(e) Amount represents less than $0.01 per share.

(f) If the restitution payment described in Note 7 had not been made, total return for the year ended July 31, 2004 would have been 7.88%.

(g) Reflects a special dividend received by the fund which amounted to $0.05 per share and 0.34% of average net assets for class Y shares.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.10% of average net assets for class Y shares (Note 6).

(i) Does not reflect a non-recurring accrual by the fund related to changes in the calculation of fees pursuant to the fund's management contract, which amounted to 0.13% of average net assets (see Note 6).

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements 7/31/05

Note 1: Significant accounting policies

Putnam Research Fund (the "fund") is a series of Putnam Investment Funds (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and do not pay a contingent deferred sales charge. Prior to April 1, 2005, the maximum front-end sales charge for class M shares was 3.50%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on each class' distribution fee, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Prior year redemption fee balances have been reclassified to conform with current year financial statement presentation.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of high-grade, short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2005, the value of securities loaned amounted to $71,332,560. The fund received cash collateral of $73,453,715, which is pooled with collateral of other Putnam funds into 26 issues of high-grade, short-term investments.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2005, the fund had a capital loss carryover of $597,323,319 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover     Expiration
--------------------------------
  $308,172,871     July 31, 2010
   289,150,448     July 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2006 $86,340 of losses recognized during the period November 1, 2004 to July 31, 2005.

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, nontaxable dividends, realized and unrealized gains and losses on certain futures contracts, and income on swap contract. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2005, the fund reclassified $1,192,601 to decrease undistributed net investment income and $91,198 to decrease paid-in-capital, with a decrease to accumulated net realized loss of $1,283,799.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:


Unrealized appreciation          $107,046,276
Unrealized depreciation           (31,853,026)
                               --------------
Net unrealized appreciation        75,193,250
Capital loss carryforward        (597,323,319)
Post-October loss                     (86,340)
Cost for federal income tax
purposes                       $1,150,543,874

L) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The base management fee is subject to a performance adjustment based on the investment performance of the fund compared to changes in the value of the Standard & Poor's 500 ("S&P 500") composite Stock Price Index. Performance will be calculated for these purposes at the beginning of each calender quarter, for the thirty-six month period immediately preceding such quarter or the life of the fund, if shorter. The applicable base fee will be increased or decreased for each calendar quarter by an incentive payment or penalty at the annual rate of 0.01% of the fund's average net assets for each 1.00% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3.00%, subject to a maximum increase or decrease of 0.07% of average net assets. For the year ended July 31, 2005 the base management fee represented an effective annual basic rate of 0.58% of the fund's average net assets before a decrease of $501,476 (0.04% of fund's average net assets) based on performance (for additional information on management fee adjustment, see Note 6).

Please see Note 6, Regulatory matters and litigation for information regarding inquiries by the SEC about whether the current structure of the fund's management fee complies with SEC regulations concerning performance fees.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2006, to the extent necessary to ensure that the fund's expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the year ended July 31, 2005, Putnam Management waived $52,855 of its management fee from the fund.

For the period ended July 31, 2005, Putnam Management has assumed $227,464 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (including those described in Note 6).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. PFTC receives fees for custody services based on the fund's asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. Putnam Investor Services receives fees for investor servicing based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. During the year ended July 31, 2005, the fund paid PFTC $4,464,954 for these services.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At July 31, 2005, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended July 31, 2005, the fund's expenses were reduced by $721,706 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $420, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings. George Putnam III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the year ended July 31, 2005, Putnam Retail Management, acting as underwriter, received net commissions of $34,763 and $1,870 from the sale of class A and class M shares, respectively, and received $662,135 and $2,336 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended July 31, 2005, Putnam Retail Management, acting as underwriter, received $1,289 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the year ended July 31, 2005, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,403,480,399 and $1,851,181,691, respectively. There were no purchases or sales of U.S. government securities.

Note 4: Capital shares

At July 31, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------
CLASS A                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                             7,741,509        $103,342,398
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                             265,720           3,581,898
-------------------------------------------------------------------------
                                        8,007,229         106,924,296
-------------------------------------------------------------------------
Shares repurchased                    (28,598,868)       (380,700,624)
-------------------------------------------------------------------------
Net decrease                          (20,591,639)      $(273,776,328)

Year ended 7/31/04:

Shares sold                            19,308,458        $241,087,316
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                       19,308,458         241,087,316
-------------------------------------------------------------------------
Shares repurchased                    (32,733,283)       (411,681,368)
Net decrease                          (13,424,825)      $(170,594,052)

-------------------------------------------------------------------------
CLASS B                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                             1,219,670         $15,470,199
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                        1,219,670          15,470,199
-------------------------------------------------------------------------
Shares repurchased                    (11,286,029)       (143,415,032)
-------------------------------------------------------------------------
Net decrease                          (10,066,359)      $(127,944,833)

Year ended 7/31/04:

Shares sold                             3,143,065         $37,547,059
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                        3,143,065          37,547,059
-------------------------------------------------------------------------
Shares repurchased                    (17,506,628)       (210,594,254)
-------------------------------------------------------------------------
Net decrease                          (14,363,563)      $(173,047,195)

-------------------------------------------------------------------------
CLASS C                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                               151,437          $1,933,109
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                          151,437           1,933,109
-------------------------------------------------------------------------
Shares repurchased                     (1,279,569)        (16,413,013)
-------------------------------------------------------------------------
Net decrease                           (1,128,132)       $(14,479,904)

Year ended 7/31/04:

Shares sold                               398,329          $4,803,157
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                          398,329           4,803,157
-------------------------------------------------------------------------
Shares repurchased                     (2,808,528)        (33,848,907)
-------------------------------------------------------------------------
Net decrease                           (2,410,199)       $(29,045,750)

-------------------------------------------------------------------------
CLASS M                                    Shares              Amount
-------------------------------------------------------------------------

Year ended 7/31/05:

Shares sold                                78,538          $1,002,938
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                           78,538           1,002,938
-------------------------------------------------------------------------
Shares repurchased                       (655,522)         (8,466,827)
-------------------------------------------------------------------------
Net decrease                             (576,984)        $(7,463,889)

Year ended 7/31/04:

Shares sold                               255,674          $3,078,477
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                          255,674           3,078,477
-------------------------------------------------------------------------
Shares repurchased                     (1,581,673)        (19,200,668)
-------------------------------------------------------------------------
Net decrease                           (1,325,999)       $(16,122,191)

-------------------------------------------------------------------------
CLASS R                                    Shares              Amount
-------------------------------------------------------------------------

Year ended 7/31/05:

Shares sold                                 6,120             $81,698
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  53                 707
-------------------------------------------------------------------------
                                            6,173              82,405
-------------------------------------------------------------------------
Shares repurchased                        (12,969)           (177,717)
-------------------------------------------------------------------------
Net decrease                               (6,796)          $(95,312)

Year ended 7/31/04:

Shares sold                                78,617          $1,006,285
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                           78,617           1,006,285
-------------------------------------------------------------------------
Shares repurchased                        (54,517)           (720,887)
-------------------------------------------------------------------------
Net increase                               24,100            $285,398

-------------------------------------------------------------------------
CLASS Y                                    Shares              Amount
-------------------------------------------------------------------------

Year ended 7/31/05:

Shares sold                             2,881,656         $39,937,400
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                              54,791             743,514
-------------------------------------------------------------------------
                                        2,936,447          40,680,914
-------------------------------------------------------------------------
Shares repurchased                     (5,053,538)        (67,885,250)
-------------------------------------------------------------------------
Net decrease                           (2,117,091)       $(27,204,336)

Year ended 7/31/04:

Shares sold                             7,749,028         $91,021,545
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                        7,749,028          91,021,545
-------------------------------------------------------------------------
Shares repurchased                     (8,835,364)       (110,460,369)
-------------------------------------------------------------------------
Net decrease                           (1,086,336)       $(19,438,824)

Note 5: Investment in Putnam Prime Money Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended July 31, 2005, management fees paid were reduced by $13,742 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $215,557 for the period ended July 31, 2005. During the year ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $381,882,657 and $386,007,612, respectively.

Note 6: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the Securities and Exchange Commission resolving its inquiry into Putnam Management's alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the Securities and Exchange Commission. Of these amounts, $1,236,491 has been allocated for distribution to the fund pursuant to a plan approved by the Securities and Exchange Commission and is included in Other income on the Statement of operations. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the fund.

The Staff of the Securities and Exchange Commission has raised issues about whether the current structure of the fund's investment management fee, which includes a performance component in addition to a base fee, fully complies with SEC regulations concerning performance fees. Putnam is currently engaged in settlement discussions with the SEC that may result in changes to the method of calculating fees pursuant to the fund's management contract. Retroactive application of an adjustment to the management fees paid over the period since April 1, 1997 (the period during which the performance fee has been in effect) would result in a reduction in aggregate management fees for that period. On July 14, 2005, the fund recorded a receivable for $1,555,106 and on September 9, 2005, the fund recorded an additional receivable for $95,496 from Putnam Management representing collectively Putnam Management's estimate of the retroactive management fee adjustment plus interest. Since September 27, 2004, pending resolution of the issue, the management fee has been accrued under an adjusted fee structure. Putnam Management believes that the likelihood that this matter will have a material adverse financial impact on the fund or negatively impact Putnam Management's ability to provide investment services to the fund is remote.

Note 7: Other matters

In connection with a review of compliance procedures and controls, Putnam Management discovered that in early January 2001, certain Putnam employees had willfully circumvented controls in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in the fund. On February 19, 2004, Putnam made restitution to the fund of approximately $1.8 million, representing approximately $0.014 per share outstanding as of January 31, 2004. Had this payment been made when the error occurred, it would have had the effect of increasing the net asset value of each class of the fund's shares by $0.01 to $0.02 per share between January 5, 2001 and February 18, 2004. Putnam has also made a number of personnel changes, including senior managers, and has implemented changes in procedures. Putnam has informed the SEC, the funds' Trustees and independent auditors. The SEC is investigating this matter. The restitution made by Putnam is not reflected in the information appearing in the fund's audited financial statements relating to periods ended July 31, 2003 and earlier.


Federal tax information (Unaudited)

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

For its tax year ended July 31, 2005, the fund hereby designates 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.


Brokerage commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam's Research group for the year ended July 31, 2005. The other Putnam mutual funds in this group are Putnam Global Natural Resources Fund, Putnam Health Sciences Trust, Putnam Utilities Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT Research Fund, and Putnam VT Utilities Growth and Income Fund.

The top five firms that received brokerage commissions for trades executed for the Research group are (in descending order) Goldman Sachs, Citigroup Global Markets, Lehman Brothers, Deutsche Bank Securities, and UBS Warburg. Commissions paid to these firms together represented approximately 51% of the total brokerage commissions paid for the year ended July 31, 2005.

Commissions paid to the next 10 firms together represented approximately 35% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, Credit Suisse First Boston, Harris Nesbitt Gerard, JP Morgan Clearing, Lazard Freres & Co., Merrill Lynch, Morgan Stanley Dean Witter, RBC Capital Markets, and Wachovia Securities.

Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.


About the Trustees

-----------------------------------------------------------------------------
Jameson A. Baxter (9/6/43), Trustee since 1994

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm that she founded in 1986.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., Banta Corporation (a printing and digital imaging firm), Ryerson Tull, Inc. (a steel service corporation), the Mutual Fund Directors Forum, Advocate Health Care and BoardSource, formerly the National Center for Nonprofit Boards. She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years and as a board member for thirteen years. Until 2002, Ms. Baxter was a Director of Intermatic Corporation (a manufacturer of energy control products).

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President and Principal of the Regency Group, and Vice President of and Consultant to First Boston Corporation. She is a graduate of Mount Holyoke College.

-----------------------------------------------------------------------------
Charles B. Curtis (4/27/40), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues) and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a Member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson L.L.P., a Washington, D.C. law firm. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

-----------------------------------------------------------------------------
Myra R. Drucker (1/16/48), Trustee since 2004

Ms. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College, a Trustee of Commonfund (a not-for-profit firm specializing in asset management for educational endowments and foundations) and a member of the Investment Committee of the Kresge Foundation (a charitable trust).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years and a member of the Executive Committee of the Committee on Investment of Employee Benefit Assets. She is Chair of the Advisory Board of Hamilton Lane Advisors (an investment management firm) and a member of the Advisory Board of RCM (an investment management firm). Until August 31, 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. Ms. Drucker also served as a member of the NYSE Corporate Accountability and Listing Standards Committee and the NYSE/NASD IPO Advisory Committee.

Prior to joining General Motors Asset Management in 2001, Ms. Drucker held various executive positions in the investment management industry. Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a technology and service company in the document industry), where she was responsible for the investment of the company's pension assets. Ms. Drucker was also Staff Vice President and Director of Trust Investments for International Paper (a paper, paper distribution, packaging and forest products company) and previously served as Manager of Trust Investments for Xerox Corporation. Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics and portfolio theory at Temple University.

-----------------------------------------------------------------------------
John A. Hill (1/31/42), Trustee since 1985 and Chairman since 2000

Mr. Hill is Vice Chairman of First Reserve Corporation, a private equity buyout firm that specializes in energy investments in the diversified worldwide energy industry.

Mr. Hill is a Director of Devon Energy Corporation, TransMontaigne Oil Company and various private companies controlled by First Reserve
Corporation, as well as Chairman of TH Lee, Putnam Investment Trust (a closed-end investment company advised by an affiliate of Putnam
Management). He is also a Trustee of Sarah Lawrence College. Until 2005, he was a Director of Continuum Health Partners of New York.

Prior to acquiring First Reserve Corporation in 1983, Mr. Hill held executive positions in investment banking and investment management with several firms and with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Director of the Federal Energy Administration. He is active in various business associations, including the Economic Club of New York, and lectures on energy issues in the United States and Europe. Mr. Hill holds a B.A. degree in Economics from Southern Methodist University and pursued graduate studies there as a Woodrow Wilson Fellow.

-----------------------------------------------------------------------------
Paul L. Joskow (6/30/47), Trustee since 1997

Dr. Joskow is the Elizabeth and James Killian Professor of Economics and Management, and Director of the Center for Energy and Environmental Policy Research at the Massachusetts Institute of Technology.

Dr. Joskow serves as a Director of National Grid plc (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure) and TransCanada Corporation (an energy company focused on natural gas transmission and power services). He also serves on the Board of Overseers of the Boston Symphony Orchestra. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution) and has been President of the Yale University Council since 1993. Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and, prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published five books and numerous articles on topics in industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition and privatization policies -- serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and M. Phil from Yale University and a B.A. from Cornell University.

-----------------------------------------------------------------------------
Elizabeth T. Kennan (2/25/38), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. Until 2005, she was a Director of Talbots, Inc. She has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance and Kentucky Home Life Insurance. She is a Trustee of the National Trust for Historic Preservation, of Centre College and of Midway College in Midway, Kentucky. She is also a member of The Trustees of Reservations. Dr. Kennan has served on the oversight committee of the Folger Shakespeare Library, as President of Five Colleges Incorporated, as a Trustee of Notre Dame University and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history and published numerous articles. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda's College at Oxford University and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

-----------------------------------------------------------------------------
John H. Mullin, III (6/15/41), Trustee since 1997

Mr. Mullin is the Chairman and CEO of Ridgeway Farm (a limited liability company engaged in timber and farming).

Mr. Mullin serves as a Director of The Liberty Corporation (a broadcasting company), Progress Energy, Inc. (a utility company, formerly known as Carolina Power & Light) and Sonoco Products, Inc. (a packaging company). Mr. Mullin is Trustee Emeritus of The National Humanities Center and Washington & Lee University, where he served as Chairman of the Investment Committee. Prior to May 2001, he was a Director of Graphic Packaging International Corp. Prior to February 2004, he was a Director of Alex Brown Realty, Inc.

Mr. Mullin is also a past Director of Adolph Coors Company; ACX
Technologies, Inc.; Crystal Brands, Inc.; Dillon, Read & Co., Inc.; Fisher-Price, Inc.; and The Ryland Group, Inc. Mr. Mullin is a graduate of Washington & Lee University and The Wharton Graduate School, University of Pennsylvania.

-----------------------------------------------------------------------------
Robert E. Patterson (3/15/45), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, L.P. and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center and as a Director of Brandywine Trust Group, LLC. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, he was President and Trustee of Cabot Industrial Trust
(a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

-----------------------------------------------------------------------------
W. Thomas Stephens (9/2/42), Trustee since 1997

Mr. Stephens is Chairman and Chief Executive Officer of Boise Cascade, L.L.C. (a paper, forest products and timberland assets company).

Mr. Stephens serves as a Director of TransCanada Pipelines Limited. Until 2004, Mr. Stephens was a Director of Xcel Energy Incorporated (a public utility company), Qwest Communications, and Norske Canada, Inc. (a paper manufacturer). Until 2003, Mr. Stephens was a Director of Mail-Well, Inc. (a diversified printing company). He served as Chairman of Mail-Well until 2001 and as CEO of MacMillan-Bloedel, Ltd. (a forest products company) until 1999.

Prior to 1996, Mr. Stephens was Chairman and Chief Executive Officer of Johns Manville Corporation. He holds B.S. and M.S. degrees from the University of Arkansas.

-----------------------------------------------------------------------------
Richard B. Worley (11/15/45), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves on the Executive Committee of the University of Pennsylvania Medical Center, is a Trustee of The Robert Wood Johnson Foundation (a philanthropic organization devoted to health care issues) and is a Director of The Colonial Williamsburg Foundation (a historical preservation organization). Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as Chief Strategic Officer of Morgan Stanley Investment Management. He previously served as President, Chief Executive Officer and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm.

Mr. Worley holds a B.S. degree from University of Tennessee and pursued graduate studies in economics at the University of Texas.

-----------------------------------------------------------------------------
Charles E. Haldeman, Jr.* (10/29/48), Trustee since 2004

Mr. Haldeman is President and Chief Executive Officer of Putnam, LLC ("Putnam Investments"). He is a member of Putnam Investments' Executive Board of Directors and Advisory Council. Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments' Investment Division.

Prior to joining Putnam Investments in 2002, Mr. Haldeman held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President & Chief Operating Officer of United Asset Management. Mr. Haldeman was also a partner and director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves as a Trustee of Dartmouth College and as Emeritus Trustee of Abington Memorial Hospital. He is a graduate of Dartmouth College, Harvard Law School and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

-----------------------------------------------------------------------------
George Putnam, III* (8/10/51), Trustee since 1984 and President since 2000

Mr. Putnam is President of New Generation Research, Inc. (a publisher of financial advisory and other research services), and of New Generation Advisers, Inc. (a registered investment advisor to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark's School and Shore Country Day School, and until 2002 was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School and Harvard Law School.

  The address of each Trustee is One Post Office Square, Boston, MA 02109.

  As of July 31, 2005, there were 108 Putnam Funds. All Trustees serve as Trustees of all Putnam funds.

  Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam, LLC and its affiliated companies. Messrs. Haldeman and Putnam, III are deemed "interested persons" by virtue of their positions as officers of the fund, Putnam Management or Putnam Retail Management and as shareholders of Marsh & McLennan Companies, Inc. Mr. Putnam, III is the President of your fund and each of the other Putnam funds. Mr. Haldeman is President and Chief Executive Officer of Putnam Investments.


Officers

In addition to George Putnam, III, the other officers of the fund are shown below:

Charles E. Porter (7/26/38)

Executive Vice President, Associate
Treasurer and Principal Executive
Officer
Since 1989

Jonathan S. Horwitz (6/4/55)

Senior Vice President and Treasurer
Since 2004

Prior to 2004, Managing Director, Putnam Investments

Steven D. Krichmar (6/27/58)

Vice President and Principal Financial Officer
Since 2002

Senior Managing Director, Putnam Investments.
Prior to July 2001, Partner, PricewaterhouseCoopers LLP

Michael T. Healy (1/24/58)

Assistant Treasurer and Principal Accounting Officer
Since 2000

Managing Director, Putnam Investments

Beth S. Mazor (4/6/58)

Vice President
Since 2002

Senior Vice President, Putnam Investments

Daniel T. Gallagher (2/27/62)

Senior Vice President, Staff Counsel and Compliance Liaison
Since 2004

Prior to 2004, Associate, Ropes & Gray LLP; prior to 2000,
Law Clerk, Massachusetts Supreme Judicial Court

Francis J. McNamara, III (8/19/55)

Vice President and Chief Legal Officer
Since 2004

Senior Managing Director, Putnam Investments, Putnam
Management and Putnam Retail Management. Prior to 2004,
General Counsel, State Street Research & Management Company

James P. Pappas (2/24/53)

Vice President
Since 2004

Managing Director, Putnam Investments and Putnam Management.
During 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation; prior to 2001, President and Chief
Executive Officer, UAM Investment Services, Inc.

Richard S. Robie, III (3/30/60)

Vice President
Since 2004

Senior Managing Director, Putnam Investments, Putnam
Management and Putnam Retail Management. Prior to 2003,
Senior Vice President, United Asset Management Corporation

Charles A. Ruys de Perez (10/17/57)

Vice President and Chief Compliance Officer
Since 2004

Managing Director, Putnam Investments

Mark C. Trenchard (6/5/62)

Vice President and BSA Compliance Officer
Since 2002

Senior Vice President, Putnam Investments

Judith Cohen (6/7/45)

Vice President, Clerk and Assistant Treasurer
Since 1993

Wanda M. McManus (1/4/47)

Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2005

Nancy T. Florek (6/13/57)

Vice President, Assistant Clerk, Assistant Treasurer and
Proxy Manager
Since 2005

The address of each Officer is One Post Office Square, Boston, MA 02109.


Putnam puts your interests first

In January 2004, Putnam began introducing a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. Visit www.putnam.com for details.

-----------------------------------------------------------------------------
Cost-cutting initiatives

Reduced sales charges The maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 3.75% for most income funds (formerly 4.50%). The maximum sales charge for class M shares has been reduced to 3.25% for equity funds (formerly 3.50%).*

Lower class B purchase limit To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be refused.)

Ongoing expenses will be limited Through calendar 2005, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund's industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

-----------------------------------------------------------------------------
Improved disclosure

Putnam fund prospectuses and shareholder reports have been revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, turnover comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts has also been enhanced to alert investors to potential cost savings.

-----------------------------------------------------------------------------
Protecting investors' interests

Short-term trading fee introduced To discourage short-term trading, which can interfere with a fund's long-term strategy, a 2% short-term trading fee will be imposed on any Putnam fund shares (other than money market funds) redeemed or exchanged within five calendar days of purchase.

* The maximum sales charge for class A shares of Putnam Limited Duration Government Income Fund (formerly Putnam Intermediate U.S. Government Income Fund) and Putnam Floating Rate Income Fund remains 3.25%.


Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Independent Registered Public Accounting Firm

KPMG LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Associate
Treasurer and Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal
Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Senior Vice President, Staff Counsel
and Compliance Liaison

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

Francis J. McNamara, III
Vice President and Chief Legal Officer

Charles A. Ruys de Perez
Vice President and Chief Compliance Officer

Judith Cohen
Vice President, Clerk and Assistant Treasurer

Wanda M. McManus
Vice President, Senior Associate Treasurer and
Assistant Clerk

Nancy T. Florek
Vice President, Assistant Clerk, Assistant
Treasurer and Proxy Manager

This report is for the information of shareholders of Putnam Research Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[blank page]

[LOGO OMITTED]

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

[GRAPHIC OMITTED: SCALE]


Not FDIC Insured    May Lose Value    No Bank Guarantee


AN067  226689  9/05


[PUTNAM INVESTMENTS]
------------------------------------------------------------------------------
Putnam Research Fund
Supplement to Annual Report dated 7/31/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE
------------------------------------------------------------------------------

Total return for periods ended 7/31/05

                                                                      NAV

Life of fund (since class A inception, 10/2/95)                     158.72%
Annual average                                                       10.16
5 years                                                             -13.88
Annual average                                                       -2.94
1 year                                                               16.91

Share value:                                                          NAV

7/31/04                                                             $12.60
7/31/05                                                             $14.62

------------------------------------------------------------------------------
Distributions:      No.       Income              Capital gains     Total
                    1         $0.103                   --           $0.103
------------------------------------------------------------------------------

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

Performance assumes reinvestment of distributions and does not account for taxes. Returns shown for class Y shares for periods prior to their inception (4/4/00) are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. Returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

For a portion of the period this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

A short-term trading fee of up to 2% may apply.

Please see pages 15-16 of the accompanying shareholder report for a discussion of the information appearing in the tables below:
------------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 7/31/05

                                                                   Class Y

Expenses paid per $1,000*                                          $4.71
Ending value (after expenses)                                      $1,066.40
------------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming a hypothetical 5% annualized return for the 6 months ended 7/31/05

                                                                   Class Y
Expenses paid per $1,000*                                          $4.61
Ending value (after expenses)                                      $1,020.23
------------------------------------------------------------------------------

EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio +*                            0.92%
Average annualized expense ratio for Lipper peer group ++          1.08%

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in financial highlights.

 * Does not reflect the accrual by the fund of a non-recurring receivable related to the matters described in Note 6 to the financial statements. If this amount had been reflected in the table above, fund expenses shown would be lower.

++ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.
------------------------------------------------------------------------------


Item 2. Code of Ethics:
-----------------------
(a) All officers of the Fund, including its principal executive, financial and accounting officers, are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2004, Putnam Investment Management, LLC, the Fund's investment manager, Putnam Retail Management Limited Partnership, the Fund's principal underwriter, and Putnam Investments Limited, the sub-manager for a portion of the assets of certain funds as determined by Putnam Management from time to time, adopted several amendments to their Code of Ethics. Some of these amendments were adopted as a result of Putnam Investment Management's partial settlement order with the SEC on November 13, 2003. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) a 90-day blackout period for all shares of Putnam open-end funds (except for money market funds) purchased or sold (including exchanges into or out of a fund) by Putnam employees and certain family members; (ii) a one-year holding period for all access persons that operates in the same manner as the 90-day rule; (iii) delivery by Putnam employees to the Code of Ethics Administrator of both quarterly account statements for all brokerage accounts (irrespective of activity in the accounts) and account statements for any Putnam funds not held at Putnam or for any funds sub-advised by Putnam; (iv) a prohibition of Putnam employees from making more than 25 trades in individual securities in their personal accounts in any given quarter; (v) the extension of the existing prohibition of access persons from a purchase and sale or sale and purchase of an individual security within 60 days to include trading based on tax-lot election; (vi) the inclusion of trades in Marsh & McLennan Companies, Inc. (ultimate parent company of Putnam Investment Management) securities in pre-clearance and reporting requirements; (vii) a prohibition of limit and good-until-canceled orders as inconsistent with the requirements of daily pre-clearance; (viii) new limits and procedures for accounts managed by outside managers and brokers, in order for trading in such accounts to be exempt from pre-clearance requirements; (ix) a new gift and entertainment policy that imposes a reporting obligation on all meals and entertainment and new limits on non-meal entertainment; (x) a number of alternatives for the reporting of irregular activity.

In December 2004, additional amendments to the Code of Ethics were adopted. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) implementation of minimum monetary sanctions for violations of the Code; (ii) expansion of the definition of "access person" under the Code include all Putnam employees with access to non-public information regarding Putnam-managed mutual fund portfolio holdings; (iii) lengthening the period during which access persons are required to complete quarterly reports; (iv) reducing the maximum number of trades than can be made by Putnam employees in their personal accounts in any calendar quarter from 25 trades to 10 trades; and (v) lengthening the required holding period for securities by access persons from 60 days to 90 days.

In March 2005, additional amendments to the Code of Ethics were adopted, that went into effect on April 1, 2005. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments (i) prohibit Putnam employees and their immediate family members from having any direct or indirect personal financial interest in companies that do business with Putnam (excluding investment holdings in public companies that are not material to the employee), unless such interest is disclosed and approved by the Code of Ethics Officer; (ii) prohibit Putnam employees from using Putnam assets, letterhead or other resources in making political or campaign contributions, solicitations or endorsements;(iii) require Putnam employees to obtain pre-clearance of personal political or campaign contributions or other gifts to government officials or political candidates in certain jurisdictions and to officials or candidates with whom Putnam has or is seeking to establish a business relationship and (iv) require Putnam employees to obtain pre-approval from Putnam's Director of Government Relations prior to engaging in lobbying activities.

In July 2005, additional amendments to the Code of Ethics were adopted. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for an exception to the standard 90-day holding period (one year, in the case of employees deemed to be "access persons" under the Code) for shares of Putnam mutual funds in the case of redemptions from an employee's account in a college savings plan qualified under Section 529 of the Internal Revenue Code. Under this exception, an employee may, without penalty under the Code, make "qualified redemptions" of shares from such an account less than 90 days (or one year, as applicable) after purchase. "Qualified redemptions" include redemptions for higher education purposes for the account beneficiary and redemptions made upon death or disability. The July 2005 amendments also provide that an employee may, for purposes of the rule limiting the number of trades per calendar quarter in an employee's personal account to a maximum of 10, count all trades of the same security in the same direction (all buys or all sells) over a period of five consecutive business days as a single trade.

Item 3. Audit Committee Financial Expert:
-----------------------------------------
The Funds' Audit and Pricing Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Pricing Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that all members of the Funds' Audit and Pricing Committee meet the financial literacy requirements of the New York Stock Exchange's rules and that Mr. Patterson, Mr. Stephens and Mr. Worley qualify as "audit committee financial experts" (as such term has been defined by the Regulations) based on their review of their pertinent experience and education. Certain other Trustees, although not on the Audit and Pricing Committee, would also qualify as "audit committee financial experts."
The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Pricing Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditors:

                    Audit       Audit-Related   Tax       All Other
Fiscal year ended   Fees        Fees            Fees      Fees
-----------------   ----------  -------------   -------   ---------
July 31, 2005       $32,778     $--             $2,778    $--
July 31, 2004       $28,605*    $--             $2,750    $312

* Includes fees of $3,955 by the fund's independent auditor to the fund for audit procedures necessitated by regulatory and litigation matters for the fiscal year ended July 31, 2004, . These fees were reimbursed to the fund by Putnam.

For the fiscal years ended July 31, 2005 and July 31, 2004, the fund's independent auditors billed aggregate non-audit fees in the amounts of $2,778 and $3,062 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represents fees billed for the fund's last two fiscal years.

Audit-Related Fees represents fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees Fees represent fees billed for services relating to interfund trading.

Pre-Approval Policies of the Audit and Pricing Committee. The Audit and Pricing Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee and will generally not be subject to pre-approval procedures.

Under certain circumstances, the Audit and Pricing Committee believes that it may be appropriate for Putnam Investment Management, LLC ("Putnam Management") and certain of its affiliates to engage the services of the funds' independent auditors, but only after prior approval by the Committee.
 Such requests are required to be submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work must be performed by that particular audit firm. The Committee will review the proposed engagement at its next meeting.

Since May 6, 2003, all work performed by the independent auditors for the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund was pre-approved by the Committee or a member of the Committee pursuant to the pre-approval policies discussed above. Prior to that date, the Committee had a general policy to pre-approve the independent auditor's engagements for non-audit services with the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

The following table presents fees billed by the fund's principal auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

                    Audit-Related   Tax   All Other   Total Non-
Fiscal year ended   Fees            Fees  Fees        Audit Fees
-----------------   -------------   ----  ---------   ----------
July 31, 2005       $--             $--   $--         $--
July 31, 2004       $--             $--   $--         $--


Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES
---------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2005


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam
Growth Opportunities
Fund

7 | 31 | 05

Annual Report

[SCALE LOGO OMITTED]

PUTNAM INVESTMENTS

[GRAPHIC OMITTED: VINEYARD]

GROWTH FUNDS

look for stocks of
companies that
have the potential
to grow over time.


What makes Putnam different?

[GRAPHIC OMITTED: FOUNDER]

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

Rule All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

[GRAPHIC OMITTED: SIGNATURE, JUSTICE SAMUEL PUTNAM 1830]

A time-honored tradition
in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their advisors can build diversified portfolios.

A commitment to doing what's right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial advisors, make informed investment decisions with confidence.

Putnam
Growth Opportunities
Fund

7 | 31 | 05

Annual Report

Message from the Trustees                            2
About the fund                                       4
Report from the fund managers                        7
Performance                                         12
Expenses                                            15
Portfolio turnover                                  17
Risk                                                18
Your fund's management                              19
Terms and definitions                               22
Trustee approval of management contract             24
Other information for shareholders                  29
Financial statements                                30
Federal tax information                             55
Brokerage commissions                               56
About the Trustees                                  57
Officers                                            63

Cover photograph: Vineyard, Napa County, California [C] Charles O'Rear


Message from the Trustees

Dear Fellow Shareholder

During the period ended July 31, 2005, the stock market has continued to show confidence in the strength of the economy and corporate profits, even as the Federal Reserve Board's more restrictive monetary policy, along with high energy prices, has begun to influence the performance of bonds and the pace of expansion. Abroad, stocks have performed even better than in the United States, despite weaker economic growth in most developed markets. However, the recent strength of the U.S. dollar against foreign currencies partially offset the effects of these gains. And in the last three weeks, investors have just begun to assess the magnitude of Hurricane Katrina's impact and how it will affect the U.S. economy. Amid the uncertainties of this environment, the in-depth, professional research and active management that mutual funds can provide make them an intelligent choice for today's investors.

We want you to know that Putnam Investments' management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on investment performance and remains committed to putting the interests of shareholders first. In keeping with these goals, we have redesigned and expanded our shareholder reports to make it easier for you to learn more about your fund. Furthermore, on page 24 we provide information about the 2005 approval by the Trustees of your fund's management contract with Putnam.

We would also like to take this opportunity to announce the retirement of one of your fund's Trustees, Ronald J. Jackson, who has been an independent Trustee of the Putnam funds since 1996. We thank him for his service.

In the following pages, members of your fund's management team discuss the fund's performance, strategies, and their outlook for the months ahead. As always, we thank you for your support of the Putnam funds.

Respectfully yours,

/S/GEORGE PUTNAM, III

George Putnam, III
President of the Funds

/S/JOHN A. HILL

John A. Hill
Chairman of the Trustees

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM, III AND JOHN A. HILL]


Putnam Growth Opportunities Fund:
seeking America's biggest growing companies

When Putnam Growth Opportunities Fund opened to the investing public in August 1997, its managers were committed to seeking growth potential in the types of U.S. companies that dominated the markets -- large yet flexible, coupling the benefits of size and scale with the ability to respond to changing tastes and new technologies.

Eight years later, the fund continues to target the stocks of these companies, using rigorous research techniques to identify those that have a competitive edge in markets around the world and the potential to gain market dominance and produce strong profits. Of course, as with any fund that invests in growth stocks, there are risks involved. The fund's focus on large U.S. companies can affect its performance, particularly during times when large-cap stocks are out of favor. The management team seeks to manage this risk by investing with a long-term perspective, looking for companies they believe have the fundamental strength to deliver results over time, despite market setbacks.

In the fund's first report to shareholders, then-Chairman of the Trustees George Putnam wrote of the management team: "Besides taking advantage of today's opportunities, they have sought companies that have proved themselves in fair weather and foul, mindful that exuberant markets such as today's do not last forever."

While not all large-cap companies have been able to weather the tough times, many that were in the fund's portfolio in the mid-1990s have continued to grow and prosper. Several of them, including Microsoft, Intel, and The Home Depot, have since been added to the select group of 30 companies that make up the Dow Jones Industrial Average.

Regardless of how market conditions change in the years ahead, the management team of Putnam Growth Opportunities Fund will remain focused on finding leading companies that are growing faster than the market.

This fund concentrates its assets in fewer issuers, which can affect its performance.

[GRAPHIC OMITTED: TREE]

In-depth analysis is key to successful stock selection.

Drawing on the expertise of a dedicated team of stock analysts, the fund's management team seeks attractive growth stocks. Once a stock is selected for the portfolio, it is regularly assessed by members of the team to ensure that it continues to meet their criteria, including:

Growth They examine each company's financials, including its sales and earnings, and target those believed to offer growth potential.

Quality They look for characteristics such as solid management teams, sound business models, a record of strong performance, and high levels of free-cash flow.

Valuation They carefully consider how each stock is valued, seeking stocks whose valuations are attractive relative to the company's growth potential.

-----------------------------------------------------------------
Putnam Growth Opportunities Fund seeks to invest in leading large companies with the potential to grow rapidly.

[GRAPHICS OMITTED: COMPUTER MOUSE, TOOLBOX, LAPTOP, SATELLITE DISH, FIRST AID KIT, BASKETBALL]

1997

Cisco Systems
A worldwide leader in networking for the Internet


1998

The Home Depot
The largest home-improvement retailer, with over 1,900 stores


1999

Microsoft
Worldwide leader in computer software and services


2000

Clear Channel Communications
A dominant, diversified media company


2002

Johnson & Johnson
Manufacturer of pharmaceutical and consumer products in markets worldwide

2004

Nike
Designer and distributor of athletic footwear, apparel, and equipment

Source: Company Web sites as of 7/31/05.

Identified holdings were held during the specific year; they will vary over time. The fund may not have continued to hold the security in the portfolio, and may have sold it at a loss. Performance of identified holdings in a year may not be representative of the fund's returns during the same period. Securities purchased in the future may not generate similar returns. This is not an offer to sell or a recommendation to buy any individual security. For more information on current fund holdings, see page 9.

Putnam Growth Opportunities Fund seeks capital appreciation by investing primarily in stocks of large U.S. companies. The fund targets established companies that management believes are leaders in their industries and have the potential to grow rapidly. The portfolio may be appropriate for investors who are willing to assume above-average risk in pursuit of above-average growth.

------------------------------------------------------------------------------
Highlights

* In the year that ended July 31, 2005, Putnam Growth Opportunities Fund's class A shares gained 10.55% without sales charges.

* The fund's benchmark, the S&P 500 Index, gained 14.05%. During the fund's fiscal year, the fund adopted this benchmark to replace its previous benchmark, the Russell Top 200 Growth Index, which gained 9.16% during the period.

* The fund's peer group, Lipper Large-Cap Growth Funds, had an average return of 14.20% during the period.

* To provide a performance comparison based on the fund's growth strategy, the fund now has a secondary benchmark, the Russell 1000 Growth Index, which gained 13.04% during the period.

* Additional fund performance, comparative performance, and Lipper data can be found in the performance section beginning on page 12.


------------------------------------------------------------------------------
Performance

Total return for class A shares for periods ended 7/31/05

------------------------------------------------------------------------
                        Average annual return      Cumulative return
                           NAV         POP          NAV         POP
------------------------------------------------------------------------
Life of fund
(inception: 10/2/95)      5.85%       5.27%       74.88%      65.72%
------------------------------------------------------------------------
5 years                 -14.90      -15.82       -55.38      -57.72
------------------------------------------------------------------------
1 year                   10.55        4.76        10.55        4.76
------------------------------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnam.com. For a portion of the period this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower. A short-term trading fee of up to 2% may apply.


Report from the fund managers

The year in review

The stock market delivered healthy returns during your fund's fiscal year, with several areas of the market advancing more than 10%. While your fund participated in this rally, it was not in the forefront. The type of stocks your fund targets -- large-capitalization growth stocks -- lagged behind most other types of stocks. Also, for most of the year, the portfolio had an overweight, relative to the benchmark, to very large companies, called mega-caps, which underperformed. At the same time, the fund had underweight positions in energy and utilities stocks, which outperformed the market. As a result, the fund's performance lagged that of its benchmark as well as its Lipper peer group. Relative results improved toward the end of the period after we reduced exposure to mega-cap stocks and increased our positions in the energy sector, where earnings growth now appears likely to be sustained rather than short-lived.

Market overview

Looking back over the 12 months of the fund's fiscal year, U.S. economic growth was quite steady at a rate near 3.5%, providing a generally favorable environment for business activity. The performance of the stock market was also relatively stable, though there were periods when market movements reflected investors' apprehension regarding increases in both energy prices and short-term interest rates. Investors feared that higher material, labor, and financing costs for companies would squeeze profit margins. Fortunately, profit levels have remained impressive, despite some cases of earnings disappointments, as companies have managed costs well and have achieved greater productivity.

While oil prices and interest rates did not stop the market from advancing, these forces did shape sector leadership. The energy sector was far and away the top performer, as high oil prices translated into stronger earnings for many companies. Utilities stocks also had unusually strong results. A more stable regulatory environment and improving company fundamentals, in combination with earnings stability and dividend yields, proved attractive to investors uncertain about the economy.

Health care -- which, like utilities, is a traditionally defensive sector -- performed well overall. Companies offering product innovation and client cost benefits outperformed those that were affected by regulatory issues and patent expirations, particularly in the pharmaceuticals industry. Another large growth sector -- technology -- lagged the market during the fiscal year. Although many technology stocks reported strong earnings and better cash flows, the market was concerned about the sustainability of growth due to price competition and product cycles.

Strategy overview

The fund seeks capital appreciation by investing in stocks of companies that, in our view, can consistently grow their revenues, earnings, and cash flow faster than the market. We use a combination of fundamental and quantitative analytical tools at each step of Putnam's distinctive process. Our analysts research companies by studying their financial statements and talking with their top executives. Our quantitative model evaluates the strength, sustainability, and direction of company earnings, allowing us to efficiently compare stocks across the spectrum.

One of the key factors we consider is the cash flow we expect a company to generate, given a variety of positive and negative economic scenarios. We adjusted the fund's positioning near the middle of the fiscal year, based on two research conclusions. We built larger positions in energy stocks because our analysts concluded earnings growth in the sector was likely to last for a significant period. Previously, we had expected only a short-term improvement in earnings. We also added a number of stocks with superior earnings growth and cash flows available at more attractive relative valuations. To make space for these new holdings, many of which had market caps of between $10 billion and $50 billion, we sold down the fund's positions in even larger companies.

------------------------------------------------------------------------
Market sector performance

These indexes provide an overview of performance in different market sectors for the 12 months ended 7/31/05.

----------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                   14.05%
----------------------------------------------------------------------------
Russell 1000 Growth Index (large-company growth stocks)              13.04%
----------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                               21.06%
----------------------------------------------------------------------------
Russell 2000 Index (small-company stocks)                            24.78%
----------------------------------------------------------------------------
Bonds
----------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                       4.79%
----------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                           4.39%
----------------------------------------------------------------------------
Citigroup World Government Bond Index (global government bonds)       7.10%
----------------------------------------------------------------------------

With regard to sectors, the largest weightings were in financials, consumer cyclicals, health care, and technology.

During the period, we increased the weighting in financials and reduced holdings in technology, as we believe financials offered more attractive performance potential. Among health-care stocks, we reduced exposure to pharmaceutical stocks while increasing positions in distributors and medical device companies.

Your fund's holdings

Several health-care holdings had a positive influence on results, particularly UnitedHealth Group, a health maintenance organization, which outperformed the market for the fiscal year. The company continues to ben efit from its ability to offer a range of products and services that help clients better manage their rising health-care costs. Amgen, a biotechnology company, also had very strong returns thanks to a positive outlook for several new products. Express Scripts also did well. This company serves HMOs, self-insured businesses, and union benefit plans, providing medicines by negotiating deep discounts from retailers and manufacturers. One large health-care holding that detracted from results was Pfizer, which came under pressure, along with others in the industry, due to patent expirations and limited new drug product offerings.


-----------------------------------------------------------------------------
[GRAPHIC OMITTED: horizontal bar chart COMPARISON OF TOP INDUSTRY WEIGHTINGS]

Comparison of top industry weightings

This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

                     as of 1/31/05       as of 7/31/05

Oil and gas              2.6%                9.1%

Retail                  17.1%                7.6%

Computers                4.4%                6.4%

Consumer finance         3.8%                6.1%

Pharmaceuticals         15.3%                5.7%

The technology sector underperformed, as did our stock selections there. Symantec had negative results as the market frowned on the company's acquisition of rival Veritas. Cisco Systems, a top-10 holding for much of the year, lost ground despite the fact that it beat earnings expectations several times. The market penalized the company as management dampened its outlook for future growth. Fortunately, the fund had a position in Freescale Semiconductor, which was spun off from Motorola during 2004, and nearly doubled in value during the period. Intel, an overweight holding, underperformed the benchmark index.

The portfolio's overweight position in consumer cyclicals contributed positively to performance, thanks to our stock selections. Lowe's Companies outperformed the market as the company continues to expand in large metropolitan areas that offer the prospect of higher profit margins. The electronics store Best Buy had even stronger results thanks to fewer costly promotions, better cost controls, and customer service efforts.


-------------------------------------------------------------------------------
Top holdings

This table shows the fund's top holdings, and the percentage of the fund's net assets that each comprised, as of 7/31/05. The fund's holdings will change over time.

-------------------------------------------------------------------------------
Holding (percent of fund's
net assets)                                    Industry
-------------------------------------------------------------------------------
ExxonMobil Corp. (4.1%)                        Oil and gas
-------------------------------------------------------------------------------
American International Group, Inc. (3.5%)      Insurance
-------------------------------------------------------------------------------
Johnson & Johnson (3.1%)                       Pharmaceuticals
-------------------------------------------------------------------------------
Dell, Inc. (2.8%)                              Computers
-------------------------------------------------------------------------------
Cisco Systems, Inc. (2.6%)                     Communications equipment
-------------------------------------------------------------------------------
Altria Group, Inc. (2.5%)                      Tobacco
-------------------------------------------------------------------------------
Capital One Financial Corp. (2.3%)             Consumer finance
-------------------------------------------------------------------------------
Pfizer, Inc. (2.1%)                            Pharmaceuticals
-------------------------------------------------------------------------------
Amgen, Inc. (2.0%)                             Biotechnology
-------------------------------------------------------------------------------
MBNA Corp. (2.0%)                              Consumer finance
-------------------------------------------------------------------------------

As noted earlier, stocks in the energy sector led the market by a wide margin, but the fund had little exposure to the sector until late in the fiscal period. Amerada Hess was a top performer. Apache Corporation, which explores for new oil fields, also did very well, and we took profits by selling the position during the period. We built a position in ExxonMobil, which is now among the portfolio's top holdings, but did not benefit from its gains earlier in the fiscal year. Marathon Oil and Valero Energy are two other holdings that broaden the fund's exposure in this sector.

The portfolio's position in financial stocks was larger than the energy position but had less of an impact on relative results. One of the top contributors was Commerce Bancorp of New Jersey, which advanced strongly on continued expansion of deposit growth. However, the fund's large position in American International Group (AIG) had negative results because of accounting irregularities and a management change, though we believe AIG will recover. During the period we built a new position in Chicago Mercantile Exchange Holdings, which operates a derivatives exchange. Thanks to the exchange's rising trading volumes and increasing prices, the stock has performed very well.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


-------------------------------------------------------------------------------
The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

The portfolio remains well diversified across sectors. Some of the most interesting opportunities are in consumer cyclicals, we believe, because the fund's holdings can benefit from a consolidation of leadership in the retail industry. We are also maintaining an overweight to energy stocks, including oil and gas exploration and production companies, refiners, and marketers.

Growth stocks have appreciated significantly over the past few months, and we are optimistic this may be the beginning of a sustained period in which growth stocks lead the market. However, we do not anticipate a steady ascent. The U.S. Federal Reserve Board appears likely to continue raising interest rates, and historically a series of rate increases has caused volatility for financial markets. The portfolio contains companies that, in our view, can continue to deliver strong earnings growth even with the risks that face the economy today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. This fund concentrates its assets in fewer issues and involves more risk than a fund that invests more broadly.


Your fund's performance

This section shows your fund's performance during its fiscal year, which ended July 31, 2005. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com.


----------------------------------------------------------------------------------------------------------
Fund performance

Total return for periods ended 7/31/05

----------------------------------------------------------------------------------------------------------
                   Class A             Class B             Class C             Class M           Class R
(inception dates) (10/2/95)           (8/1/97)            (2/1/99)             (8/1/97)        (1/21/03)
----------------------------------------------------------------------------------------------------------
                   NAV       POP       NAV       CDSC      NAV       CDSC      NAV       POP       NAV
----------------------------------------------------------------------------------------------------------
Life of fund     74.88%    65.72%    61.79%     61.79%   62.72%     62.72%   65.64%    59.89%    70.61%
Annual average    5.85      5.27      5.02       5.02     5.08       5.08     5.27      4.89      5.59
----------------------------------------------------------------------------------------------------------
5 years         -55.38    -57.72    -57.02     -57.87   -57.03     -57.03   -56.50    -58.03    -55.91
Annual average  -14.90    -15.82    -15.54     -15.88   -15.54     -15.54   -15.34    -15.94    -15.11
----------------------------------------------------------------------------------------------------------
1 year           10.55      4.76      9.70       4.70     9.76       8.76    10.07      6.20     10.25
----------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively (which for class M shares does not reflect a reduction in sales charges that went into effect on April 1, 2005; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.


----------------------------------------------------------------------------
Change in the value of a $10,000 investment ($9,475 after sales charge) Cumulative total return from 10/2/95 to 7/31/05

Change in the value of a $10,000 investment ($9,475 after sales charge)

          Putnam
          Growth
          Opportunities
          Fund
          class A shares   S&P 500          Russell 1000     Russell Top 200
          at POP           Index            Growth Index     Growth Index

10/2/95    9,475           10,000           10,000           10,000
7/31/96   11,379           11,208           11,101           11,382
7/31/97   16,766           17,052           16,857           17,847
7/31/98   21,330           20,340           20,214           22,051
7/31/99   27,043           24,450           25,074           27,486
7/31/00   37,137           26,644           31,186           33,163
7/31/01   20,376           22,826           20,252           21,327
7/31/02   13,685           17,432           14,430           15,213
7/31/03   14,752           19,288           16,110           16,569
7/31/04   14,990           21,828           17,481           17,731
7/31/05  $16,572          $24,896          $19,761          $19,356

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $16,179 and $16,272, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund's class M shares would have been valued at $16,564 ($15,989 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $17,061. See first page of performance section for performance calculation method.

---------------------------------------------------------------------------
Comparative index returns

For periods ended 7/31/05
---------------------------------------------------------------------------
                                                             Lipper Large-
                  Russell Top                                Cap Growth
                  200 Growth     S&P 500    Russell 1000     Funds category
                  Index*         Index*     Growth Index*    average+
---------------------------------------------------------------------------
Life of fund       93.56%        148.96%     97.61%           93.45%
Annual average      6.95           9.73       7.18             6.78
---------------------------------------------------------------------------
5 years           -41.64          -6.56     -36.64           -31.17
Annual average    -10.21          -1.35      -8.72            -7.53
---------------------------------------------------------------------------
1 year              9.16          14.05      13.04            14.20
---------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Putnam Management has recently undertaken a review of the fund's benchmarks. The S&P 500 Index replaces the Russell Top 200 Growth Index as the primary benchmark for this fund because, in Putnam Management's opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The Russell 1000 Growth Index, furthermore, was chosen as a new secondary benchmark.

+ Over the 1-year, 5-year, and life-of-fund periods ended 7/31/05 there were 673, 447, and 149 funds, respectively, in this Lipper category.


-------------------------------------------------------------------------------
Fund price and distribution* information

For the 12-month period ended 7/31/05

-------------------------------------------------------------------------------
                  Class A      Class B     Class C        Class M     Class R
-------------------------------------------------------------------------------
Share value:    NAV     POP       NAV         NAV       NAV     POP       NAV
-------------------------------------------------------------------------------
7/31/04      $11.94  $12.60    $11.34      $11.48    $11.52  $11.94    $11.90
7/31/05       13.20   13.93     12.44       12.60     12.68   13.11+    13.12
-------------------------------------------------------------------------------

* The fund made no distributions during the period.

+ Reflects a reduction in sales charges that took effect on April 1, 2005.



-----------------------------------------------------------------------------------------------------------
Fund performance for most recent calendar quarter

Total return for periods ended 6/30/05

-----------------------------------------------------------------------------------------------------------
                        Class A             Class B             Class C             Class M        Class R
(inception dates)      (4/1/69)            (4/27/92)           (7/26/99)           (12/1/94)      (1/21/03)
-----------------------------------------------------------------------------------------------------------
                     NAV       POP       NAV      CDSC       NAV      CDSC       NAV       POP       NAV
-----------------------------------------------------------------------------------------------------------
Life of fund       67.86%    59.07%    55.28%    55.28%    56.27%    56.27%    58.98%    53.46%    63.72%
Annual average      5.46      4.88      4.62      4.62      4.69      4.69      4.87      4.49      5.19
-----------------------------------------------------------------------------------------------------------
5 years           -58.25    -60.44    -59.81    -60.61    -59.79    -59.79    -59.33    -60.75    -58.78
Annual average    -16.03    -16.93    -16.67    -17.00    -16.66    -16.66    -16.47    -17.06    -16.24
-----------------------------------------------------------------------------------------------------------
1 year              0.16     -5.09     -0.67     -5.63     -0.58     -1.57     -0.33     -3.80     -0.16
-----------------------------------------------------------------------------------------------------------


Your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

-------------------------------------------------------------------------------
Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Growth Opportunities Fund from February 1, 2005, to July 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

-------------------------------------------------------------------------------
                            Class A    Class B    Class C    Class M    Class R
-------------------------------------------------------------------------------
Expenses paid per $1,000*     $7.03     $10.83     $10.84      $9.57      $8.30
-------------------------------------------------------------------------------
Ending value
(after expenses)          $1,056.00  $1,051.60  $1,051.80  $1,053.20  $1,053.80
-------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/05. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

----------------------------------------------------------------------------
Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended July 31, 2005, use the calculation method below. To find the value of your investment on February 1, 2005, go to www.putnam.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 02/01/2005 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

----------------------------------------------------------------------------
How to calculate the expenses you paid
----------------------------------------------------------------------------
                                                                    Total
Value of your                            Expenses paid            = expenses
investment on 1/1/05  [DIV]   $1,000  x  per $1,000                 paid
----------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
----------------------------------------------------------------------------
$10,000               [DIV]   $1,000  x $7.03 (see table above)   = $70.30
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Compare expenses using the SEC's method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

------------------------------------------------------------------------------
                       Class A     Class B     Class C     Class M     Class R
------------------------------------------------------------------------------
Expenses paid per
$1,000*                  $6.90      $10.64      $10.64       $9.39       $8.15
------------------------------------------------------------------------------
Ending value (after
expenses)            $1,017.95   $1,014.23   $1,014.23   $1,015.47   $1,016.71
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/05. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


----------------------------------------------------------------------------
Compare expenses using industry averages

You can also compare your fund's expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

----------------------------------------------------------------------------
                              Class A  Class B  Class C  Class M  Class R
----------------------------------------------------------------------------
Your fund's annualized
expense ratio+                   1.38%    2.13%    2.13%    1.88%    1.63%
----------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group++    1.36%    2.11%    2.11%    1.86%    1.61%
----------------------------------------------------------------------------

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

++ Simple average of the expenses of all front-end load funds in the fund's
   Lipper peer group, calculated in accordance with Lipper's standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund's expenses for its most recent fiscal year available to Lipper as of 6/30/05. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly smaller or larger than the fund, which may limit the comparability of the fund's expenses to the simple average, which typically is higher than the asset-weighted average.

Your fund's portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

----------------------------------------------------------------------------
Turnover comparisons

Percentage of holdings that change every year

----------------------------------------------------------------------------
                                2005      2004      2003      2002     2001
----------------------------------------------------------------------------
Putnam Growth
Opportunities Fund              114%      53%       61%       57%      87%
----------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds category average          85%       85%       93%       99%      96%
----------------------------------------------------------------------------

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on July 31. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2005 is based on information available as of 6/30/05.

Your fund's risk

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

----------------------------------------------------------------------------
Your fund's Overall Morningstar Risk

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of June 30, 2005. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

[GRAPHIC OMITTED: chart MORNINGSTAR RISK]

Fund's Overall
Morningstar Risk       3.15

U.S. stock
fund average           3.10

0%  INCREASING RISK    100%

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Your fund's management

Your fund is managed by the members of the Putnam Large-Cap Growth Team. Robert Ginsberg and Kelly Morgan are Portfolio Leaders and Saba Malak is a Portfolio Member of your fund. The Portfolio Leaders and Portfolio Member coordinate the team's management of the fund.

For a complete listing of the members of the Putnam Large-Cap Growth Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at www.putnam.com.

----------------------------------------------------------------------------
Fund ownership by the Portfolio Leaders and Portfolio Member

The table below shows how much the fund's current Portfolio Leaders and Portfolio Member have invested in the fund (in dollar ranges). Information shown is as of July 31, 2005, and July 31, 2004.



-------------------------------------------------------------------------------------------
                           $1 -    $10,001 -  $50,001 -  $100,001 -  $500,001 -  $1,000,001
                  Year  $0 $10,000 $50,000    $100,000   $500,000    $1,000,000  and over
------------------------------------------------------------------------------------------
Robert Ginsberg    2005  *
-------------------------------------------------------------------------------------------
Portfolio Leader    N/A
-------------------------------------------------------------------------------------------
Kelly Morgan       2005  *
-------------------------------------------------------------------------------------------
Portfolio Leader    N/A
-------------------------------------------------------------------------------------------
Saba Malak         2005  *
-------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------

N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of 7/31/04.



----------------------------------------------------------------------------
Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $230,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officer of the team and the Group Chief Investment Officer of the fund's broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

----------------------------------------------------------------------------
Other Putnam funds managed by the Portfolio Leaders and Portfolio Member

Robert Ginsberg is also a Portfolio Leader of Putnam Voyager Fund and a Portfolio Member of Putnam Discovery Growth Fund.

Kelly Morgan is also a Portfolio Leader of Putnam Voyager Fund and Putnam Research Fund.

Saba Malak is also a Portfolio Member of Putnam Voyager Fund.

Robert Ginsberg, Kelly Morgan, and Saba Malak may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

----------------------------------------------------------------------------
Changes in your fund's Portfolio Leaders and Portfolio Members

During the year ended July 31, 2005, Robert Ginsberg and Kelly Morgan became Portfolio Leaders and Saba Malak became a Portfolio Member of your fund. These changes followed the departure of Portfolio Leader Brian O'Toole and Portfolio Members Tony Elavia, Walt Pearson, and David Santos from your fund's management team.


----------------------------------------------------------------------------
Fund ownership by Putnam's Executive Board

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is as of July 31, 2005, and July 31, 2004.


--------------------------------------------------------------------------------------
                                            $1 -      $10,001 -   $50,001 -   $100,001
                                Year   $0   $10,000   $50,000     $100,000    and over
--------------------------------------------------------------------------------------
Philippe Bibi                   2005    *
--------------------------------------------------------------------------------------
Chief Technology Officer        2004    *
--------------------------------------------------------------------------------------
Joshua Brooks                   2005    *
--------------------------------------------------------------------------------------
Deputy Head of
Investments                      N/A
--------------------------------------------------------------------------------------
William Connolly                 N/A
--------------------------------------------------------------------------------------
Head of Retail
Management                       N/A
--------------------------------------------------------------------------------------
Kevin Cronin                    2005    *
--------------------------------------------------------------------------------------
Head of Investments             2004    *
--------------------------------------------------------------------------------------
Charles Haldeman, Jr.           2005                      *
--------------------------------------------------------------------------------------
President and CEO               2004                      *
--------------------------------------------------------------------------------------
Amrit Kanwal                    2005    *
--------------------------------------------------------------------------------------
Chief Financial Officer         2004    *
--------------------------------------------------------------------------------------
Steven Krichmar                 2005    *
--------------------------------------------------------------------------------------
Chief of Operations             2004    *
--------------------------------------------------------------------------------------
Francis McNamara, III           2005           *
--------------------------------------------------------------------------------------
General Counsel                 2004    *
--------------------------------------------------------------------------------------
Richard Robie, III              2005                                             *
--------------------------------------------------------------------------------------
Chief Administrative
Officer                         2004                                             *
--------------------------------------------------------------------------------------
Edward Shadek                   2005                                   *
--------------------------------------------------------------------------------------
Deputy Head of
Investments                      N/A
--------------------------------------------------------------------------------------
Sandra Whiston                   N/A
--------------------------------------------------------------------------------------
Head of Institutional
Management                       N/A
--------------------------------------------------------------------------------------

N/A indicates the individual became a member of Putnam's Executive Board after the reporting date.


Terms and definitions

----------------------------------------------------------------------------
Important terms

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares (since reduced to 3.25%).

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

----------------------------------------------------------------------------
Share classes

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


----------------------------------------------------------------------------
Comparative indexes

Citigroup World Government Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 1000 Growth Index is an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their growth orientation.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

Russell Top 200 Growth Index is an unmanaged index of those companies in the large-cap Russell Top 200 Index chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on total return at net asset value.


Trustee approval of management contract

------------------------------------------------------------------------------
General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund's management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the "Independent Trustees"), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's management contract, effective July 1, 2005.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements in prior years.

------------------------------------------------------------------------------
Model fee schedules and categories; total expenses

The Trustees' review of the management fees and total expenses of the Putnam funds focused on three major themes:

* Consistency. The Trustees, working in cooperation with Putnam
  Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam family of funds and compares favorably with fees paid by competitive funds sponsored by other investment advisers. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the model fee schedule currently in effect for your fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. ("Breakpoints" refer to reductions in fee rates that apply to additional assets once specified asset levels are reached.) The Trustees concluded that no changes should be made in the fund's current fee schedule at this time.

* Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 20th percentile in management fees and in the 57th percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). (Because the fund's custom peer group is smaller than the fund's broad Lipper Inc. peer group, this expense comparison may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

* Economies of scale. The Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. The Trustees examined the existing breakpoint structure of the Putnam funds' management fees in light of competitive industry practices. The Trustees considered various possible modifications to the Putnam Funds' current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the interests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management's business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management's revenues, expenses and profitability with respect to the funds' management contracts, allocated on a fund-by-fund basis.

------------------------------------------------------------------------------
Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under your fund's management contract. The Trustees were assisted in their review of the funds' investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds' portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.

In the case of your fund, the Trustees considered that your fund's class A share performance at net asset value was in the following percentiles of its Lipper Inc. peer group for the one-, three- and five-year periods ended December 31, 2004 (the first percentile being the best-performing funds and the 100th percentile being the worst-performing funds):

      One-year period  Three-year period   Five-year period
-----------------------------------------------------------------------------
           95th              93rd               96th

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) The Trustees noted the disappointing performance for your fund for the one-, three- and five- year periods ended December 31, 2004. In this regard, the Trustees considered that Putnam Management replaced the fund's investment team in March 2005 and has engaged in a thorough review of the fund's investment model and portfolio construction approach. In addition, the fund has adopted a redesigned investment process which incorporates a blend of quantitative techniques and fundamental analysis.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds' Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees' view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

-----------------------------------------------------------------------------
Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund's investment adviser. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee's recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

The Trustees' annual review of your fund's management contract also included the review of its distributor's contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

-----------------------------------------------------------------------------
Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.


Other information for shareholders

-----------------------------------------------------------------------------
Putnam's policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances. It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use. Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account. If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.

-----------------------------------------------------------------------------
Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

-----------------------------------------------------------------------------
Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


Financial statements

-----------------------------------------------------------------------------
A guide to financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of Independent Registered
Public Accounting Firm

To the Trustees and Shareholders of Putnam Investment Funds:

We have audited the accompanying statement of assets and liabilities of Putnam Growth Opportunities Fund, including the fund's portfolio, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Growth Opportunities Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods then ended, in conformity with U.S. generally accepted accounting principles.

/S/ KPMG LLP

Boston, Massachusetts
September 12, 2005



The fund's portfolio 7/31/05

----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.0%)*
----------------------------------------------------------------------------------------------------
                                                                          Shares               Value
----------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                        139,000         $10,873,970
Lockheed Martin Corp.                                                    181,000          11,294,400
United Technologies Corp.                                                284,900          14,444,430
                                                                                          36,612,800
----------------------------------------------------------------------------------------------------
Airlines (0.5%)
Southwest Airlines Co.                                                   320,500           4,547,895
----------------------------------------------------------------------------------------------------
Banking (2.0%)
Commerce Bancorp, Inc. (S)                                               190,000           6,446,700
U.S. Bancorp                                                             403,700          12,135,222
                                                                                          18,581,922
----------------------------------------------------------------------------------------------------
Biotechnology (2.5%)
Amgen, Inc. +                                                            237,900          18,972,525
Genzyme Corp. +                                                           54,700           4,070,227
                                                                                          23,042,752
----------------------------------------------------------------------------------------------------
Building Materials (1.7%)
Masco Corp. (S)                                                          316,700          10,739,297
Sherwin Williams Co.                                                      99,800           4,751,478
                                                                                          15,490,775
----------------------------------------------------------------------------------------------------
Cable Television (1.2%)
Comcast Corp. Class A (Special) +                                        386,000          11,580,000
----------------------------------------------------------------------------------------------------
Chemicals (0.6%)
PPG Industries, Inc.                                                      89,400           5,813,682
----------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.3%)
Cendant Corp.                                                            499,600          10,671,456
eBay, Inc. +                                                             321,500          13,432,270
Google, Inc. Class A +                                                    12,500           3,597,000
Yahoo!, Inc. +                                                           366,300          12,212,442
                                                                                          39,913,168
----------------------------------------------------------------------------------------------------
Communications Equipment (2.6%)
Cisco Systems, Inc. +                                                  1,246,300          23,866,645
----------------------------------------------------------------------------------------------------
Computers (6.4%)
Apple Computer, Inc. +                                                   284,500          12,133,925
Dell, Inc. + (S)                                                         647,700          26,212,419
EMC Corp. +                                                            1,203,900          16,481,391
NCR Corp. +                                                              146,600           5,088,486
                                                                                          59,916,221
----------------------------------------------------------------------------------------------------
Consumer Finance (6.1%)
Capital One Financial Corp.                                              263,000          21,697,500
Countrywide Financial Corp. (S)                                          451,200          16,243,200
MBNA Corp.                                                               752,500          18,932,900
                                                                                          56,873,600
----------------------------------------------------------------------------------------------------
Consumer Goods (1.8%)
Avon Products, Inc.                                                      298,000           9,747,580
Gillette Co. (The)                                                        89,200           4,787,364
Procter & Gamble Co. (The) (S)                                            46,300           2,575,669
                                                                                          17,110,613
----------------------------------------------------------------------------------------------------
Electronics (3.4%)
Freescale Semiconductor, Inc. Class B +                                  206,280           5,311,710
Intel Corp.                                                              644,300          17,486,302
Texas Instruments, Inc. (S)                                              290,300           9,219,928
                                                                                          32,017,940
----------------------------------------------------------------------------------------------------
Financial (3.3%)
Chicago Mercantile Exchange Holdings, Inc. (The)                          12,100           3,642,705
Fannie Mae (S)                                                           275,400          15,383,844
Freddie Mac                                                              124,200           7,859,376
Moody's Corp. (S)                                                         93,200           4,409,292
                                                                                          31,295,217
----------------------------------------------------------------------------------------------------
Health Care Services (5.7%)
Cardinal Health, Inc.                                                    194,500          11,588,310
Express Scripts, Inc. + (S)                                              156,200           8,169,260
HCA, Inc. (S)                                                            165,000           8,126,250
Humana, Inc. +                                                           101,300           4,036,805
Medco Health Solutions, Inc. +                                           122,300           5,924,212
UnitedHealth Group, Inc.                                                 296,300          15,496,490
                                                                                          53,341,327
----------------------------------------------------------------------------------------------------
Homebuilding (1.2%)
NVR, Inc. + (S)                                                           11,900          11,162,200
----------------------------------------------------------------------------------------------------
Insurance (5.4%)
ACE, Ltd. (Bermuda)                                                      168,800           7,800,248
American International Group, Inc.                                       540,700          32,550,140
Everest Re Group, Ltd. (Barbados)                                         99,400           9,681,560
                                                                                          50,031,948
----------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.1%)
Goldman Sachs Group, Inc. (The) (S)                                      127,000          13,649,960
Lehman Brothers Holdings, Inc.                                           149,300          15,695,909
                                                                                          29,345,869
----------------------------------------------------------------------------------------------------
Leisure (1.0%)
Harley-Davidson, Inc. (S)                                                180,900           9,622,071
----------------------------------------------------------------------------------------------------
Lodging/Tourism (0.8%)
Royal Caribbean Cruises, Ltd.                                            165,300           7,512,885
----------------------------------------------------------------------------------------------------
Machinery (1.2%)
Cummins, Inc.                                                             57,200           4,887,168
Parker-Hannifin Corp.                                                     99,000           6,506,280
                                                                                          11,393,448
----------------------------------------------------------------------------------------------------
Manufacturing (0.6%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)                                70,600           5,518,802
----------------------------------------------------------------------------------------------------
Medical Technology (2.7%)
Baxter International, Inc.                                               168,800           6,628,776
Becton, Dickinson and Co.                                                168,800           9,346,456
Edwards Lifesciences Corp. +                                              97,000           4,449,390
St. Jude Medical, Inc. +                                                  94,100           4,461,281
                                                                                          24,885,903
----------------------------------------------------------------------------------------------------
Oil & Gas (9.1%)
Amerada Hess Corp. (S)                                                   113,500          13,377,110
Devon Energy Corp.                                                       142,200           7,975,998
ExxonMobil Corp.                                                         659,200          38,728,000
Marathon Oil Corp.                                                       223,300          13,031,788
Valero Energy Corp. (S)                                                  144,700          11,978,266
                                                                                          85,091,162
----------------------------------------------------------------------------------------------------
Pharmaceuticals (5.7%)
Johnson & Johnson                                                        459,100          29,364,036
Pfizer, Inc.                                                             729,200          19,323,800
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)                    151,300           4,750,820
                                                                                          53,438,656
----------------------------------------------------------------------------------------------------
Photography/Imaging (0.7%)
Xerox Corp. + (S)                                                        484,600           6,401,566
----------------------------------------------------------------------------------------------------
Power Producers (0.5%)
AES Corp. (The) +                                                        314,000           5,039,700
----------------------------------------------------------------------------------------------------
Publishing (0.6%)
R. R. Donnelley & Sons Co.                                               146,200           5,270,510
----------------------------------------------------------------------------------------------------
Railroads (0.9%)
Norfolk Southern Corp.                                                   230,900           8,591,789
----------------------------------------------------------------------------------------------------
Restaurants (2.8%)
McDonald's Corp.                                                         492,200          15,341,874
Yum! Brands, Inc. (S)                                                    211,800          11,087,730
                                                                                          26,429,604
----------------------------------------------------------------------------------------------------
Retail (7.6%)
Abercrombie & Fitch Co. Class A                                           78,100           5,627,105
AutoZone, Inc. + (S)                                                      44,200           4,306,848
Best Buy Co., Inc.                                                       161,300          12,355,580
Coach, Inc. +                                                            158,900           5,578,979
Home Depot, Inc. (The)                                                   329,900          14,353,949
Lowe's Cos., Inc. (S)                                                    179,700          11,899,734
Michaels Stores, Inc.                                                     87,400           3,583,400
Office Depot, Inc. +                                                     156,200           4,432,956
Staples, Inc.                                                            381,200           8,679,924
                                                                                          70,818,475
----------------------------------------------------------------------------------------------------
Schools (0.8%)
Apollo Group, Inc. Class A + (S)                                          99,000           7,439,850
----------------------------------------------------------------------------------------------------
Software (3.7%)
Adobe Systems, Inc.                                                      287,500           8,521,500
Citrix Systems, Inc. + (S)                                               187,100           4,458,593
Mercury Interactive Corp. + (S)                                          117,900           4,641,723
Oracle Corp. +                                                           852,900          11,582,382
Symantec Corp. +                                                         264,800           5,817,656
                                                                                          35,021,854
----------------------------------------------------------------------------------------------------
Technology Services (0.4%)
Fair Isaac Corp.                                                         104,900           3,947,387
----------------------------------------------------------------------------------------------------
Telecommunications (1.1%)
Nextel Communications, Inc. Class A + (S)                                294,300          10,241,640
----------------------------------------------------------------------------------------------------
Textiles (0.6%)
NIKE, Inc. Class B (S)                                                    72,500           6,075,500
----------------------------------------------------------------------------------------------------
Tobacco (2.5%)
Altria Group, Inc.                                                       344,700          23,081,112
Total common stocks (cost $899,056,282)                                                 $926,366,488

----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (8.7%)*
----------------------------------------------------------------------------------------------------
                                                         Principal Amount/Shares              Value
----------------------------------------------------------------------------------------------------
Putnam Prime Money Market Fund (e)                                    10,623,771        $10,623,771
Short-term investments held as collateral for loaned
securities with yields ranging from 2.30% to 3.46%
and due dates ranging from August 1, 2005 to
August 17, 2005 (d)                                                  $70,488,311         70,466,523
----------------------------------------------------------------------------------------------------
Total short-term investments (cost $81,090,294)                                         $81,090,294

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Total investments (cost $980,146,576)                                                $1,007,456,782

    * Percentages indicated are based on net assets of $935,698,088.

    + Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at July 31, 2005.

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements regarding investments in Putnam
      Prime Money Market Fund.

      At July 31, 2005, liquid assets totaling $10,605,082 have been designated as collateral for open swap contracts.

      ADR after the name of a foreign holding stands for American Depositary
      Receipts, representing ownership of foreign securities on deposit with a custodian bank.



-------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/05
-------------------------------------------------------------------------------------------------------

                                                               Notional     Termination      Unrealized
                                                                 amount            date    appreciation
-------------------------------------------------------------------------------------------------------
Agreement with Citigroup Global Markets Limited dated
March 24, 2005 to receive/(pay) monthly the notional
amount multiplied by the total rate of return of the
Commerce Bancorp Inc. NJ and pay semi-annually the
notional amount multiplied by the six month
USD-LIBOR-BBA plus 25 basis points.                          $6,957,129         3/24/06        $994,896

Agreement with Citigroup Global Markets Limited dated
March 23, 2005 to receive/(pay) monthly the notional
amount multiplied by the total rate of return of the
Commerce Bancorp Inc. NJ and pay semi-annually the
notional amount multiplied by the six month
USD-LIBOR-BBA plus 25 basis points.                           3,647,953         3/23/06         496,568
-------------------------------------------------------------------------------------------------------
Total                                                                                        $1,491,464

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities 7/31/05

-----------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------
Investment in securities, at value, including $68,073,046
of securities on loan (Note 1):
Unaffiliated issuers (identified cost ($969,522,805)             $996,833,011
Affiliated issuers (identified cost $10,623,771) (Note 5)          10,623,771
-----------------------------------------------------------------------------
Cash                                                                   13,401
-----------------------------------------------------------------------------
Dividends, interest and other receivables                           1,191,406
-----------------------------------------------------------------------------
Receivable for shares of the fund sold                                491,258
-----------------------------------------------------------------------------
Receivable for securities sold                                      9,873,278
-----------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         1,491,464
-----------------------------------------------------------------------------
Receivable for variation margin (Note 1)                               20,768
-----------------------------------------------------------------------------
Total assets                                                    1,020,538,357

-----------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------
Payable for securities purchased                                    8,886,217
-----------------------------------------------------------------------------
Payable for shares of the fund repurchased                          2,396,829
-----------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2 and 5)                 1,269,823
-----------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            942,114
-----------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                194,885
-----------------------------------------------------------------------------
Payable for administrative services (Note 2)                            2,026
-----------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                498,157
-----------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                 70,466,523
-----------------------------------------------------------------------------
Other accrued expenses                                                183,695
-----------------------------------------------------------------------------
Total liabilities                                                  84,840,269
-----------------------------------------------------------------------------
Net assets                                                       $935,698,088

-----------------------------------------------------------------------------
REPRESENTED BY
-----------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized)
(Notes 1 and 4)                                                $3,750,592,803
-----------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        2,349,350
-----------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)          (2,846,045,735)
-----------------------------------------------------------------------------
Net unrealized appreciation of investments                         28,801,670
-----------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $935,698,088

-----------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
-----------------------------------------------------------------------------
Net asset value and redemption price per class A share
($451,244,663 divided by 34,178,348 shares)                            $13.20
-----------------------------------------------------------------------------
Offering price per class A share
(100/94.75 of $13.20)*                                                 $13.93
-----------------------------------------------------------------------------
Net asset value and offering price per class B share
($425,257,924 divided by 34,184,260 shares)**                          $12.44
-----------------------------------------------------------------------------
Net asset value and offering price per class C share
($36,807,345 divided by 2,920,909 shares)**                            $12.60
-----------------------------------------------------------------------------
Net asset value and redemption price per class M share
($13,271,330 divided by 1,046,944 shares)                              $12.68
-----------------------------------------------------------------------------
Offering price per class M share
(100/96.75 of $12.68)*                                                 $13.11
-----------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($55,224 divided by 4,208 shares)                        $13.12
-----------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($9,061,602 divided by 674,280 shares)                   $13.44

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.


Statement of operations Year ended 7/31/05

-----------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------
Dividends (net of foreign tax of $2,041)                          $19,792,373
-----------------------------------------------------------------------------
Interest (including interest income of $211,638 from
investments in affiliated issuers) (Note 5)                           236,862
-----------------------------------------------------------------------------
Securities lending                                                     54,917
-----------------------------------------------------------------------------
Other income (Note 6)                                                 808,420
-----------------------------------------------------------------------------
Total investment income                                            20,892,572

-----------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    6,983,190
-----------------------------------------------------------------------------
Investor servicing fees (Note 2)                                    5,416,177
-----------------------------------------------------------------------------
Custodian fees (Note 2)                                               171,230
-----------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             54,495
-----------------------------------------------------------------------------
Administrative services (Note 2)                                       46,308
-----------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               1,310,621
-----------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               4,883,508
-----------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 429,221
-----------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                 122,915
-----------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                      86
-----------------------------------------------------------------------------
Other                                                                 426,412
-----------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                                    71,907
-----------------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 6)                              (71,907)
-----------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)                (875,415)
-----------------------------------------------------------------------------
Total expenses                                                     18,968,748
-----------------------------------------------------------------------------
Expense reduction (Note 2)                                           (492,516)
-----------------------------------------------------------------------------
Net expenses                                                       18,476,232
-----------------------------------------------------------------------------
Net investment income                                               2,416,340
-----------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   61,979,778
-----------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                         (112,340)
-----------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                       321,554
-----------------------------------------------------------------------------
Net unrealized appreciation of investments and swap
contracts during the year                                          38,732,879
-----------------------------------------------------------------------------
Net gain on investments                                           100,921,871
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $103,338,211

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

-----------------------------------------------------------------------------
DECREASE IN NET ASSETS
-----------------------------------------------------------------------------
                                                  Year ended       Year ended
                                                     7/31/05          7/31/04
-----------------------------------------------------------------------------
Operations:
Net investment income (loss)                      $2,416,340     $(10,081,079)
-----------------------------------------------------------------------------
Net realized gain on investments                  62,188,992      162,083,375
-----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                    38,732,879      (94,270,652)
-----------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       103,338,211       57,731,644
-----------------------------------------------------------------------------
Redemption fees (Note 1)                               4,186              498
-----------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (457,756,325)    (707,670,202)
-----------------------------------------------------------------------------
Total decrease in net assets                    (354,413,928)    (649,938,060)

-----------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------
Beginning of year                              1,290,112,016    1,940,050,076
-----------------------------------------------------------------------------
End of year (including undistributed net
investment income of $2,349,350 and $--,
respectively)                                   $935,698,088   $1,290,112,016

The accompanying notes are an integral part of these financial statements.


Financial highlights (For a common share outstanding throughout the period)


CLASS A
-----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended
                                    7/31/05         7/31/04         7/31/03         7/31/02         7/31/01
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $11.94          $11.75          $10.90          $16.23          $29.58
-----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)        .07 (d,e,f)    (.03) (d)       (.01)           (.05)           (.11)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             1.19             .22             .86           (5.28)         (13.24)
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                  1.26             .19             .85           (5.33)         (13.35)
-----------------------------------------------------------------------------------------------------------
Redemption fees                          -- (g)          -- (g)          --              --              --
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $13.20          $11.94          $11.75          $10.90          $16.23
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                10.55 (f)        1.62            7.80          (32.84)         (45.13)

-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $451,245        $625,338        $958,644      $1,135,783      $2,110,835
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              1.37 (d)        1.34 (d)        1.25            1.12             .99
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        .60 (d,e,f)    (.26) (d)       (.10)           (.34)           (.49)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               114.18           53.05           61.18           56.67           87.48


(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.08% and less than 0.01%, respectively, of average net assets for class A shares (Notes 2 and 5).

(e) Reflects a special dividend received by the fund which amounted to $0.09 per share and 0.70% of average net assets for class A shares.

(f) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.07% of average net assets for class A shares (Note 6).

(g) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights (For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
                                                                Year ended
                                     7/31/05         7/31/04       7/31/03        7/31/02        7/31/01
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.34          $11.24        $10.51         $15.76         $28.94
-----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)                 (.02) (d,e,f)   (.12) (d)     (.09)          (.15)          (.27)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              1.12             .22           .82          (5.10)        (12.91)
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                   1.10             .10           .73          (5.25)        (13.18)
-----------------------------------------------------------------------------------------------------------
Redemption fees                           -- (g)          -- (g)        --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.44          $11.34        $11.24         $10.51         $15.76
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  9.70 (f)         .89          6.95         (33.31)        (45.54)

-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $425,258        $561,591      $771,151       $890,130     $1,822,567
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               2.12 (d)        2.09 (d)      2.00           1.87           1.74
-----------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.17) (d,e,f)  (1.01) (d)     (.85)         (1.09)         (1.25)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                114.18           53.05         61.18          56.67          87.48


(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.08% and less than 0.01%, respectively, of average net assets for class B shares (Notes 2 and 5).

(e) Reflects a special dividend received by the fund which amounted to $0.08 per share and 0.69% of average net assets for class B shares.

(f) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.08% of average net assets for class B shares (Note 6).

(g) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights (For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
                                                                   Year ended
                                   7/31/05          7/31/04           7/31/03         7/31/02       7/31/01
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $11.48           $11.39            $10.65          $15.96        $29.32
-----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)               (.02) (d,e,f)    (.12) (d)         (.09)           (.15)         (.27)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.14              .21               .83           (5.16)       (13.09)
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.12              .09               .74           (5.31)       (13.36)
-----------------------------------------------------------------------------------------------------------
Redemption fees                         -- (g)           -- (g)            --              --            --
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $12.60           $11.48            $11.39          $10.65        $15.96
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                9.76 (f)          .79              6.95          (33.27)       (45.57)

-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $36,807          $50,249           $82,977         $98,836      $212,621
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.12 (d)         2.09 (d)          2.00            1.87          1.74
-----------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)        (.15) (d,e,f)   (1.01) (d)         (.85)          (1.09)        (1.24)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              114.18            53.05             61.18           56.67         87.48


(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.08% and less than 0.01%, respectively, of average net assets for class C shares (Notes 2 and 5).

(e) Reflects a special dividend received by the fund which amounted to $0.08 per share and 0.70% of average net assets for class C shares.

(f) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.07% of average net assets for class C shares (Note 6).

(g) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights (For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
                                                                 Year ended
                                     7/31/05         7/31/04       7/31/03       7/31/02       7/31/01
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.52          $11.40        $10.63        $15.90        $29.15
-----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)         .02 (d,e,f)    (.09) (d)     (.06)         (.11)         (.22)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              1.14             .21           .83         (5.16)       (13.03)
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                   1.16             .12           .77         (5.27)       (13.25)
-----------------------------------------------------------------------------------------------------------
Redemption fees                           -- (g)          -- (g)        --            --            --
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.68          $11.52        $11.40        $10.63        $15.90
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 10.07 (f)        1.05          7.24        (33.14)       (45.46)

-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $13,271         $19,795       $30,905       $37,290       $80,815
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.87 (d)        1.84 (d)      1.75          1.62          1.49
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .13 (d,e,f)    (.76) (d)     (.60)         (.84)        (1.00)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                114.18           53.05         61.18         56.67         87.48


(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.08% and less than 0.01%, respectively, of average net assets for class M shares (Notes 2 and 5).

(e) Reflects a special dividend received by the fund which amounted to $0.09 per share and 0.74% of average net assets for class M shares.

(f) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.07% of average net assets for class M shares (Note 6).

(g) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights (For a common share outstanding throughout the period)

CLASS R
-----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
                                        Year ended                Year ended                 Period
                                          7/31/05                   7/31/04            1/21/03+-7/31/03
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $11.90                    $11.74                      $10.58
-----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)                      (.01) (d,e,f)             (.06) (d)                   (.02)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                          1.23                       .22                        1.18
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                        1.22                       .16                        1.16
-----------------------------------------------------------------------------------------------------------
Redemption fees                                -- (g)                    --                          --
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $13.12                    $11.90                      $11.74
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      10.25 (f)                  1.36                       10.96 *

-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $55                        $5                          $1
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
assets (%)(c)                                1.62 (d)                  1.59 (d)                     .79 *
-----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to
average net assets (%)                       (.11) (d,e,f)             (.53) (d)                   (.18) *
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     114.18                     53.05                       61.18


  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.08% and less than 0.01%, respectively, of average net assets for class R shares (Notes 2 and 5).

(e) Reflects a special dividend received by the fund which amounted to $0.04 per share and 0.32% of average net assets for class R shares.

(f) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.11% of average net assets for class R shares (Note 6).

(g) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights (For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
                                                                  Year ended
                                       7/31/05        7/31/04        7/31/03         7/31/02       7/31/01
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $12.12         $11.90         $11.01          $16.35        $29.73
-----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)           .10 (d,e,f)     -- (d,g)      .02            (.01)         (.04)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                1.22            .22            .87           (5.33)       (13.34)
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                     1.32            .22            .89           (5.34)       (13.38)
-----------------------------------------------------------------------------------------------------------
Redemption fees                             -- (g)         -- (g)         --              --            --
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $13.44         $12.12         $11.90          $11.01        $16.35
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   10.89 (f)       1.85           8.08          (32.66)       (45.01)

-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $9,062        $33,135        $96,373        $101,137      $156,203
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.12 (d)       1.09 (d)       1.00             .87           .74
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           .77 (d,e,f)     -- (d,h)      .14            (.09)         (.20)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  114.18          53.05          61.18           56.67         87.48


(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended July 31, 2005 and July 31, 2004 reflect a reduction of 0.08% and less than 0.01%, respectively, of average net assets for class Y shares (Notes 2 and 5).

(e) Reflects a special dividend received by the fund which amounted to $0.08 per share and 0.60% of average net assets for class Y shares.

(f) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.05% of average net assets for class Y shares (Note 6).

(g) Amount represents less than $0.01 per share.

(h) Amount represents less than 0.01%.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements 7/31/05

Note 1: Significant accounting policies

Putnam Growth Opportunities Fund (the "fund"), is one of a series of Putnam Investment Funds (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing in a portfolio primarily consisting of common stocks of a relatively small number of very large U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam LLC, believes are fast-growing and whose earnings are likely to increase over time.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and do not pay a contingent deferred sales charge. Prior to April 1, 2005, the maximum front-end sales charge for class M shares was 3.50%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on each class' distribution fee, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Prior year redemption fee balances have been reclassified to conform with current year financial statement presentation.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2005, the value of securities loaned amounted to $68,073,046. The fund received cash collateral of $70,466,523 which is pooled with collateral of other Putnam funds into 26 issues of high grade short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2005, the fund had a capital loss carryover of $2,845,250,548 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

----------------------------------------
Loss Carryover               Expiration
-----------------------------------------
   $28,217,748            July 31, 2008
-----------------------------------------
    32,873,774            July 31, 2009
-----------------------------------------
 2,010,452,849            July 31, 2010
-----------------------------------------
   773,706,177            July 31, 2011
-----------------------------------------

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, nontaxable dividends, realized gains and losses on certain futures contracts and income on swap contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2005, the fund reclassified $66,990 to decrease undistributed net investment income and $251,875 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $318,865.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation            $69,056,717
Unrealized depreciation            (42,541,698)
                              -----------------
Net unrealized appreciation         26,515,019
Undistributed ordinary income        3,840,814
Capital loss carryforward       (2,845,250,548)
Cost for federal income tax
purposes                          $980,941,763

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2006 to the extent necessary to ensure that the fund's expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the year ended July 31, 2005, Putnam Management waived $862,687 of its management fee from the fund.

For the period ended July 31, 2005, Putnam Management has assumed $71,907 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (including those described in Note 6).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. PFTC receives fees for custody services based on the fund's asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. Putnam Investor Services receives fees for investor servicing based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. During the year ended July 31, 2005, the fund paid PFTC $5,587,407 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced ex penses through brokerage service arrangements. For the year ended July 31, 2005, the fund's expenses were reduced by $492,516 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $392, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings. George Putnam III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the year ended July 31, 2005, Putnam Retail Management, acting as underwriter, received net commissions of $44,267 and $2,188 from the sale of class A and class M shares, respectively, and received $1,040,892 and $2,824 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended July 31, 2005, Putnam Retail Management, acting as underwriter, received $6,579 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the year ended July 31, 2005, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,230,586,658 and $1,689,862,755, respectively. There were no purchases or sales of U.S. government securities.

Note 4: Capital shares

At July 31, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------
CLASS A                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                             5,625,026         $69,859,407
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                        5,625,026          69,859,407
-------------------------------------------------------------------------
Shares repurchased                    (23,813,219)       (296,208,619)
-------------------------------------------------------------------------
Net decrease                          (18,188,193)      $(226,349,212)

Year ended 7/31/04:

Shares sold                            11,036,179        $137,893,979
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                       11,036,179         137,893,979
-------------------------------------------------------------------------
Shares repurchased                    (40,251,145)       (503,766,943)
-------------------------------------------------------------------------
Net decrease                          (29,214,966)      $(365,872,964)

-------------------------------------------------------------------------
Class B                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                             1,708,259         $20,081,548
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                        1,708,259          20,081,548
-------------------------------------------------------------------------
Shares repurchased                    (17,060,517)       (200,715,324)
-------------------------------------------------------------------------
Net decrease                          (15,352,258)      $(180,633,776)

Year ended 7/31/04:

Shares sold                             4,333,369         $51,837,666
-------------------------------------------------------------------------
Shares issued in connection
with reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                        4,333,369          51,837,866
-------------------------------------------------------------------------
Shares repurchased                    (23,401,122)       (278,968,944)
-------------------------------------------------------------------------
Net decrease                          (19,067,753)      $(227,131,278)

-------------------------------------------------------------------------
Class C                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                               261,675        $  3,136,656
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                          261,675           3,136,656
-------------------------------------------------------------------------
Shares repurchased                     (1,716,423)        (20,489,020)
-------------------------------------------------------------------------
Net decrease                           (1,454,748)       $(17,352,364)

Year ended 7/31/04:

Shares sold                               367,838          $4,453,991
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                          367,838           4,453,991
-------------------------------------------------------------------------
Shares repurchased                     (3,279,979)        (39,551,601)
-------------------------------------------------------------------------
Net decrease                           (2,912,141)       $(35,097,610)

-------------------------------------------------------------------------
Class M                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                               116,971          $1,402,408
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                          116,971           1,402,408
-------------------------------------------------------------------------
Shares repurchased                       (787,779)         (9,511,386)
-------------------------------------------------------------------------
Net decrease                             (670,808)        $(8,108,978)

Year ended 7/31/04:

Shares sold                               325,407          $3,946,398
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                          325,407           3,946,398
-------------------------------------------------------------------------
Shares repurchased                     (1,319,425)        (15,948,217)
-------------------------------------------------------------------------
Net decrease                             (994,018)       $(12,001,819)

-------------------------------------------------------------------------
Class R                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                                 3,953             $50,151
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                            3,953              50,151
-------------------------------------------------------------------------
Shares repurchased                           (130)             (1,689)
-------------------------------------------------------------------------
Net increase                                3,823             $48,462

Year ended 7/31/04:

Shares sold                                   290              $3,688
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                              290               3,688
-------------------------------------------------------------------------
Shares repurchased                            --*                  (3)
-------------------------------------------------------------------------
Net increase                                  290              $3,685

* Amount represents less than one rounded share.

-------------------------------------------------------------------------
Class Y                                    Shares              Amount
-------------------------------------------------------------------------
Year ended 7/31/05:

Shares sold                               299,855          $3,780,039
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                          299,855           3,780,039
-------------------------------------------------------------------------
Shares repurchased                     (2,358,387)        (29,140,496)
-------------------------------------------------------------------------
Net decrease                           (2,058,532)       $(25,360,457)

Year ended 7/31/04:

Shares sold                             1,548,107        $ 19,504,734
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  --                  --
-------------------------------------------------------------------------
                                        1,548,107          19,504,734
-------------------------------------------------------------------------
Shares repurchased                     (6,913,093)        (87,074,950)
-------------------------------------------------------------------------
Net decrease                           (5,364,986)       $(67,570,216)

Note 5: Investment in Putnam Prime
Money Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended July 31, 2005, management fees paid were reduced by $12,728 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $211,638 for the period ended July 31, 2005. During the year ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $343,773,087 and $345,740,827, respectively.

Note 6: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the Securities and Exchange Commission resolving its inquiry into Putnam Management's alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the Securities and Exchange Commission. Of these amounts, $808,420 has been allocated for distribution to the fund pursuant to a plan approved by the Securities and Exchange Commission and is included in Other income on the Statement of operations. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the fund.


Federal tax information (Unaudited)

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

For its tax year ended July 31, 2005, the fund hereby designates 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.


Brokerage commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam's Large-Cap Growth group for the year ended July 31, 2005. The other Putnam mutual funds in this group are Putnam Voyager Fund, Putnam VT Growth Opportunities Fund, and Putnam VT Voyager Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Growth group are (in descending order) Goldman Sachs, Credit Suisse First Boston, Citigroup Global Markets, Lehman Brothers, and Deutsche Bank Securities. Commissions paid to these firms together represented approximately 58% of the total brokerage commissions paid for the year ended July 31, 2005.

Commissions paid to the next 10 firms together represented approximately 29% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, JP Morgan Clearing, Lazard Freres & Co., Merrill Lynch, Morgan Stanley Dean Witter, RBC Capital Markets, Standard & Poor's, UBS Warburg, and Wachovia Securities.

Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.


About the Trustees

-----------------------------------------------------------------------------
Jameson A. Baxter (9/6/43), Trustee since 1994

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm that she founded in 1986.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., Banta Corporation (a printing and digital imaging firm), Ryerson Tull, Inc. (a steel service corporation), the Mutual Fund Directors Forum, Advocate Health Care and BoardSource, formerly the National Center for Nonprofit Boards. She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years and as a board member for thirteen years. Until 2002, Ms. Baxter was a Director of Intermatic Corporation (a manufacturer of energy control products).

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President and Principal of the Regency Group, and Vice President of and Consultant to First Boston Corporation. She is a graduate of Mount Holyoke College.

-----------------------------------------------------------------------------
Charles B. Curtis (4/27/40), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues) and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a Member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson L.L.P., a Washington, D.C. law firm. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

-----------------------------------------------------------------------------
Myra R. Drucker (1/16/48), Trustee since 2004

Ms. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College, a Trustee of Commonfund (a not-for-profit firm specializing in asset management for educational endowments and foundations) and a member of the Investment Committee of the Kresge Foundation (a charitable trust).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years and a member of the Executive Committee of the Committee on Investment of Employee Benefit Assets. She is Chair of the Advisory Board of Hamilton Lane Advisors (an investment management firm) and a member of the Advisory Board of RCM (an investment management firm). Until August 31, 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. Ms. Drucker also served as a member of the NYSE Corporate Accountability and Listing Standards Committee and the NYSE/NASD IPO Advisory Committee.

Prior to joining General Motors Asset Management in 2001, Ms. Drucker held various executive positions in the investment management industry. Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a technology and service company in the document industry), where she was responsible for the investment of the company's pension assets. Ms. Drucker was also Staff Vice President and Director of Trust Investments for International Paper (a paper, paper distribution, packaging and forest products company) and previously served as Manager of Trust Investments for Xerox Corporation. Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics and portfolio theory at Temple University.

-----------------------------------------------------------------------------
John A. Hill (1/31/42), Trustee since 1985 and Chairman since 2000

Mr. Hill is Vice Chairman of First Reserve Corporation, a private equity buyout firm that specializes in energy investments in the diversified worldwide energy industry.

Mr. Hill is a Director of Devon Energy Corporation, TransMontaigne Oil Company and various private companies controlled by First Reserve
Corporation, as well as Chairman of TH Lee, Putnam Investment Trust (a closed-end investment company advised by an affiliate of Putnam
Management). He is also a Trustee of Sarah Lawrence College. Until 2005, he was a Director of Continuum Health Partners of New York.

Prior to acquiring First Reserve Corporation in 1983, Mr. Hill held executive positions in investment banking and investment management with several firms and with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Director of the Federal Energy Administration. He is active in various business associations, including the Economic Club of New York, and lectures on energy issues in the United States and Europe. Mr. Hill holds a B.A. degree in Economics from Southern Methodist University and pursued graduate studies there as a Woodrow Wilson Fellow.

-----------------------------------------------------------------------------
Paul L. Joskow (6/30/47), Trustee since 1997

Dr. Joskow is the Elizabeth and James Killian Professor of Economics and Management, and Director of the Center for Energy and Environmental Policy Research at the Massachusetts Institute of Technology.

Dr. Joskow serves as a Director of National Grid plc (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure) and TransCanada Corporation (an energy company focused on natural gas transmission and power services). He also serves on the Board of Overseers of the Boston Symphony Orchestra. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution) and has been President of the Yale University Council since 1993. Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and, prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published five books and numerous articles on topics in industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition and privatization policies -- serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and M. Phil from Yale University and a B.A. from Cornell University.

-----------------------------------------------------------------------------
Elizabeth T. Kennan (2/25/38), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. Until 2005, she was a Director of Talbots, Inc. She has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance and Kentucky Home Life Insurance. She is a Trustee of the National Trust for Historic Preservation, of Centre College and of Midway College in Midway, Kentucky. She is also a member of The Trustees of Reservations. Dr. Kennan has served on the oversight committee of the Folger Shakespeare Library, as President of Five Colleges Incorporated, as a Trustee of Notre Dame University and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history and published numerous articles. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda's College at Oxford University and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

-----------------------------------------------------------------------------
John H. Mullin, III (6/15/41), Trustee since 1997

Mr. Mullin is the Chairman and CEO of Ridgeway Farm (a limited liability company engaged in timber and farming).

Mr. Mullin serves as a Director of The Liberty Corporation (a broadcasting company), Progress Energy, Inc. (a utility company, formerly known as Carolina Power & Light) and Sonoco Products, Inc. (a packaging company). Mr. Mullin is Trustee Emeritus of The National Humanities Center and Washington & Lee University, where he served as Chairman of the Investment Committee. Prior to May 2001, he was a Director of Graphic Packaging International Corp. Prior to February 2004, he was a Director of Alex Brown Realty, Inc.

Mr. Mullin is also a past Director of Adolph Coors Company; ACX
Technologies, Inc.; Crystal Brands, Inc.; Dillon, Read & Co., Inc.; Fisher-Price, Inc.; and The Ryland Group, Inc. Mr. Mullin is a graduate of Washington & Lee University and The Wharton Graduate School, University of Pennsylvania.

-----------------------------------------------------------------------------
Robert E. Patterson (3/15/45), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, L.P. and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center and as a Director of Brandywine Trust Group, LLC. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, he was President and Trustee of Cabot Industrial Trust
(a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

-----------------------------------------------------------------------------
W. Thomas Stephens (9/2/42), Trustee since 1997

Mr. Stephens is Chairman and Chief Executive Officer of Boise Cascade, L.L.C. (a paper, forest products and timberland assets company).

Mr. Stephens serves as a Director of TransCanada Pipelines Limited. Until 2004, Mr. Stephens was a Director of Xcel Energy Incorporated (a public utility company), Qwest Communications, and Norske Canada, Inc. (a paper manufacturer). Until 2003, Mr. Stephens was a Director of Mail-Well, Inc. (a diversified printing company). He served as Chairman of Mail-Well until 2001 and as CEO of MacMillan-Bloedel, Ltd. (a forest products company) until 1999.

Prior to 1996, Mr. Stephens was Chairman and Chief Executive Officer of Johns Manville Corporation. He holds B.S. and M.S. degrees from the University of Arkansas.

-----------------------------------------------------------------------------
Richard B. Worley (11/15/45), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves on the Executive Committee of the University of Pennsylvania Medical Center, is a Trustee of The Robert Wood Johnson Foundation (a philanthropic organization devoted to health care issues) and is a Director of The Colonial Williamsburg Foundation (a historical preservation organization). Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as Chief Strategic Officer of Morgan Stanley Investment Management. He previously served as President, Chief Executive Officer and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm.

Mr. Worley holds a B.S. degree from University of Tennessee and pursued graduate studies in economics at the University of Texas.

-----------------------------------------------------------------------------
Charles E. Haldeman, Jr.* (10/29/48), Trustee since 2004

Mr. Haldeman is President and Chief Executive Officer of Putnam, LLC ("Putnam Investments"). He is a member of Putnam Investments' Executive Board of Directors and Advisory Council. Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments' Investment Division.

Prior to joining Putnam Investments in 2002, Mr. Haldeman held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President & Chief Operating Officer of United Asset Management. Mr. Haldeman was also a partner and director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves as a Trustee of Dartmouth College and as Emeritus Trustee of Abington Memorial Hospital. He is a graduate of Dartmouth College, Harvard Law School and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

-----------------------------------------------------------------------------
George Putnam, III* (8/10/51), Trustee since 1984 and President since 2000

Mr. Putnam is President of New Generation Research, Inc. (a publisher of financial advisory and other research services), and of New Generation Advisers, Inc. (a registered investment advisor to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark's School and Shore Country Day School, and until 2002 was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School and Harvard Law School.

  The address of each Trustee is One Post Office Square, Boston, MA 02109.

  As of July 31, 2005, there were 108 Putnam Funds. All Trustees serve as Trustees of all Putnam funds.

  Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam, LLC and its affiliated companies. Messrs. Haldeman and Putnam, III are deemed "interested persons" by virtue of their positions as officers of the fund, Putnam Management or Putnam Retail Management and as shareholders of Marsh & McLennan Companies, Inc. Mr. Putnam, III is the President of your fund and each of the other Putnam funds. Mr. Haldeman is President and Chief Executive Officer of Putnam Investments.

Officers

In addition to George Putnam, III, the other officers of the fund are shown below:

Charles E. Porter (7/26/38)
Executive Vice President, Associate Treasurer and Principal Executive Officer
Since 1989

Jonathan S. Horwitz (6/4/55)
Senior Vice President and Treasurer
Since 2004

Prior to 2004, Managing Director,
Putnam Investments

Steven D. Krichmar (6/27/58)
Vice President and Principal Financial Officer
Since 2002

Senior Managing Director, Putnam
Investments.  Prior to July 2001, Partner,
PricewaterhouseCoopers LLP

Michael T. Healy (1/24/58)
Assistant Treasurer and Principal
Accounting Officer
Since 2000

Managing Director, Putnam Investments

Beth S. Mazor (4/6/58)
Vice President
Since 2002

Senior Vice President, Putnam Investments

Daniel T. Gallagher (2/27/62)
Senior Vice President, Staff Counsel
and Compliance Liaison
Since 2004

Prior to 2004, Associate, Ropes & Gray LLP;
prior to 2000, Law Clerk, Massachusetts
Supreme Judicial Court

Francis J. McNamara, III (8/19/55)
Vice President and Chief Legal Officer
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management
and Putnam Retail Management. Prior
to 2004, General Counsel, State Street
Research & Management Company

James P. Pappas (2/24/53)
Vice President
Since 2004

Managing Director, Putnam Investments
and Putnam Management. During 2002,
Chief Operating Officer, Atalanta/Sosnoff
Management Corporation; prior to 2001,
President and Chief Executive Officer,
UAM Investment Services, Inc.

Richard S. Robie, III (3/30/60)
Vice President
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management
and Putnam Retail Management. Prior
to 2003, Senior Vice President, United
Asset Management Corporation

Charles A. Ruys de Perez (10/17/57)
Vice President and Chief Compliance Officer
Since 2004

Managing Director, Putnam Investments

Mark C. Trenchard (6/5/62)
Vice President and BSA Compliance Officer
Since 2002

Senior Vice President, Putnam Investments

Judith Cohen (6/7/45)
Vice President, Clerk and
Assistant Treasurer
Since 1993

Wanda M. McManus (1/4/47)
Vice President, Senior Associate
Treasurer and Assistant Clerk
Since 2005

Nancy T. Florek (6/13/57)
Vice President, Assistant Clerk,
Assistant Treasurer and
Proxy Manager
Since 2005

The address of each Officer is One Post Office Square, Boston, MA 02109.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.


Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital
Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Floating Rate Income Fund
Global Income Trust*
High Yield Advantage Fund*+
High Yield Trust*
Income Fund
Limited Duration Government
Income Fund++
Money Market Fund [S]
U.S. Government Income Trust

  * A 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase may be imposed for all share classes of these funds.

  + Closed to new investors.

 ++ Formerly Putnam Intermediate U.S. Government Income Fund.

[S] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Tax-free Income Funds

AMT-Free Insured Municipal Fund**
Tax Exempt Income Fund
Tax Exempt Money Market Fund
Tax-Free High Yield Fund

State tax-free income funds:
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania


Asset Allocation Portfolios

Putnam Asset Allocation Portfolios--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio


Putnam RetirementReady[R] Funds

Putnam RetirementReady Funds -- ten investment portfolios that offer diversification among stocks, bonds, and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

The ten funds:

Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

** Formerly Putnam Tax-Free Insured Fund.

   With the exception of money market funds, a 2% redemption fee may be applied to shares exchanged or sold within 5 days of purchase.

   Check your account balances and the most recent month-end performance at www.putnam.com.


Services for shareholders

-----------------------------------------------------------------------------
Investor services

Help your investment grow Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

Switch funds easily* You can move money from one Putnam fund to another within the same class of shares without a service charge.

Access your money easily You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

How to buy additional shares You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

-----------------------------------------------------------------------------
For more information

Visit www.putnam.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Use our toll-free number 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

* This privilege is subject to change or termination. An exchange of funds may result in a taxable event. In addition, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase, and certain funds have imposed a 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase.


-----------------------------------------------------------------------------
Putnam puts your interests first

In January 2004, Putnam began introducing a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. Visit www.putnam.com for details.

-----------------------------------------------------------------------------
Cost-cutting initiatives

Reduced sales charges The maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 3.75% for most income funds (formerly 4.50%). The maximum sales charge for class M shares has been reduced to 3.25% for equity funds (formerly 3.50%).*

Lower class B purchase limit To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be refused.)

Ongoing expenses will be limited Through calendar 2005, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund's industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

-----------------------------------------------------------------------------
Improved disclosure

Putnam fund prospectuses and shareholder reports have been revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, turnover comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts has also been enhanced to alert investors to potential cost savings.

-----------------------------------------------------------------------------
Protecting investors' interests

Short-term trading fee introduced To discourage short-term trading, which can interfere with a fund's long-term strategy, a 2% short-term trading fee will be imposed on any Putnam fund shares (other than money market funds) redeemed or exchanged within five calendar days of purchase.

* The maximum sales charge for class A shares of Putnam Limited Duration Government Income Fund (formerly Putnam Intermediate U.S. Government Income Fund) and Putnam Floating Rate Income Fund remains 3.25%.


Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Independent Registered
Public Accounting Firm

KPMG LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Senior Vice President,
Staff Counsel and
Compliance Liaison

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Vice President, Clerk
and Assistant Treasurer

Wanda M. McManus
Vice President, Senior Associate
Treasurer and Assistant Clerk

Nancy T. Florek
Vice President, Assistant Clerk,
Assistant Treasurer and
Proxy Manager

This report is for the information of shareholders of Putnam Growth Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[blank page]

[LOGO OMITTED]

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

[GRAPHIC OMITTED: SCALE]


Not FDIC Insured    May Lose Value    No Bank Guarentee

AN061    226693    9/05


[PUTNAM INVESTMENTS]
------------------------------------------------------------------------------
Putnam Growth Opportunities Fund
Supplement to Annual Report dated 7/31/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE
------------------------------------------------------------------------------

Total return for periods ended 7/31/05

                                                                NAV

Life of fund (since class A inception, 10/2/95)               78.06%
Annual average                                                 6.05
5 years                                                      -54.79
Annual average                                               -14.68
1 year                                                        10.89

Share value:                                                    NAV

7/31/04                                                      $12.12
7/31/05                                                      $13.44

------------------------------------------------------------------------------
Distributions*

* The fund made no distributions during the period
------------------------------------------------------------------------------

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

Performance assumes reinvestment of distributions and does not account for taxes. Returns shown for class Y shares for periods prior to their inception (7/1/99) are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. Returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

A short-term trading fee of up to 2% may apply.

Please see pages 15-16 of the accompanying shareholder report for a discussion of the information appearing in the tables below:
------------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 7/31/05

                                                          Class Y

Expenses paid per $1,000*                                 $5.76
Ending value (after expenses)                             $1,057.40
------------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming a hypothetical 5% annualized return for the 6 months ended 7/31/05

                                                          Class Y

Expenses paid per $1,000*                                 $5.66
Ending value (after expenses)                             $1,019.19
------------------------------------------------------------------------------

EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio +                    1.13%
Average annualized expense ratio for Lipper peer group ++ 1.11%

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in financial highlights.

++ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.
------------------------------------------------------------------------------


Item 2. Code of Ethics:
-----------------------
(a) All officers of the Fund, including its principal executive, financial and accounting officers, are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2004, Putnam Investment Management, LLC, the Fund's investment manager, Putnam Retail Management Limited Partnership, the Fund's principal underwriter, and Putnam Investments Limited, the sub-manager for a portion of the assets of certain funds as determined by Putnam Management from time to time, adopted several amendments to their Code of Ethics. Some of these amendments were adopted as a result of Putnam Investment Management's partial settlement order with the SEC on November 13, 2003. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) a 90-day blackout period for all shares of Putnam open-end funds (except for money market funds) purchased or sold (including exchanges into or out of a fund) by Putnam employees and certain family members; (ii) a one-year holding period for all access persons that operates in the same manner as the 90-day rule; (iii) delivery by Putnam employees to the Code of Ethics Administrator of both quarterly account statements for all brokerage accounts (irrespective of activity in the accounts) and account statements for any Putnam funds not held at Putnam or for any funds sub-advised by Putnam; (iv) a prohibition of Putnam employees from making more than 25 trades in individual securities in their personal accounts in any given quarter; (v) the extension of the existing prohibition of access persons from a purchase and sale or sale and purchase of an individual security within 60 days to include trading based on tax-lot election; (vi) the inclusion of trades in Marsh & McLennan Companies, Inc. (ultimate parent company of Putnam Investment Management) securities in pre-clearance and reporting requirements; (vii) a prohibition of limit and good-until-canceled orders as inconsistent with the requirements of daily pre-clearance; (viii) new limits and procedures for accounts managed by outside managers and brokers, in order for trading in such accounts to be exempt from pre-clearance requirements; (ix) a new gift and entertainment policy that imposes a reporting obligation on all meals and entertainment and new limits on non-meal entertainment; (x) a number of alternatives for the reporting of irregular activity.

In December 2004, additional amendments to the Code of Ethics were adopted. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) implementation of minimum monetary sanctions for violations of the Code; (ii) expansion of the definition of "access person" under the Code include all Putnam employees with access to non-public information regarding Putnam-managed mutual fund portfolio holdings; (iii) lengthening the period during which access persons are required to complete quarterly reports; (iv) reducing the maximum number of trades than can be made by Putnam employees in their personal accounts in any calendar quarter from 25 trades to 10 trades; and (v) lengthening the required holding period for securities by access persons from 60 days to 90 days.

In March 2005, additional amendments to the Code of Ethics were adopted, that went into effect on April 1, 2005. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments (i) prohibit Putnam employees and their immediate family members from having any direct or indirect personal financial interest in companies that do business with Putnam (excluding investment holdings in public companies that are not material to the employee), unless such interest is disclosed and approved by the Code of Ethics Officer; (ii) prohibit Putnam employees from using Putnam assets, letterhead or other resources in making political or campaign contributions, solicitations or endorsements;(iii) require Putnam employees to obtain pre-clearance of personal political or campaign contributions or other gifts to government officials or political candidates in certain jurisdictions and to officials or candidates with whom Putnam has or is seeking to establish a business relationship and (iv) require Putnam employees to obtain pre-approval from Putnam's Director of Government Relations prior to engaging in lobbying activities.

In July 2005, additional amendments to the Code of Ethics were adopted. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for an exception to the standard 90-day holding period (one year, in the case of employees deemed to be "access persons" under the Code) for shares of Putnam mutual funds in the case of redemptions from an employee's account in a college savings plan qualified under Section 529 of the Internal Revenue Code. Under this exception, an employee may, without penalty under the Code, make "qualified redemptions" of shares from such an account less than 90 days (or one year, as applicable) after purchase. "Qualified redemptions" include redemptions for higher education purposes for the account beneficiary and redemptions made upon death or disability. The July 2005 amendments also provide that an employee may, for purposes of the rule limiting the number of trades per calendar quarter in an employee's personal account to a maximum of 10, count all trades of the same security in the same direction (all buys or all sells) over a period of five consecutive business days as a single trade.

Item 3. Audit Committee Financial Expert:
-----------------------------------------
The Funds' Audit and Pricing Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Pricing Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that all members of the Funds' Audit and Pricing Committee meet the financial literacy requirements of the New York Stock Exchange's rules and that Mr. Patterson, Mr. Stephens and Mr. Worley qualify as "audit committee financial experts" (as such term has been defined by the Regulations) based on their review of their pertinent experience and education. Certain other Trustees, although not on the Audit and Pricing Committee, would also qualify as "audit committee financial experts."
The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Pricing Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditors:

                    Audit       Audit-Related   Tax       All Other
Fiscal year ended   Fees        Fees            Fees      Fees
-----------------   ----------  -------------   -------   ---------
July 31, 2005       $32,778     $--             $2,778    $--
July 31, 2004       $29,784*    $--             $2,750    $358

* Includes fees of $ 3,834 by the fund's independent auditor to the fund for audit procedures necessitated by regulatory and litigation matters for the fiscal year ended July 31, 2004, . These fees were reimbursed to the fund by Putnam.

For the fiscal years ended July 31, 2005 and July 31, 2004, the fund's independent auditors billed aggregate non-audit fees in the amounts of $ 2,778 and $ 3,108 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represents fees billed for the fund's last two fiscal years.

Audit-Related Fees represents fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees Fees represent fees billed for services relating to interfund trading.

Pre-Approval Policies of the Audit and Pricing Committee. The Audit and Pricing Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee and will generally not be subject to pre-approval procedures.

Under certain circumstances, the Audit and Pricing Committee believes that it may be appropriate for Putnam Investment Management, LLC ("Putnam Management") and certain of its affiliates to engage the services of the funds' independent auditors, but only after prior approval by the Committee.
 Such requests are required to be submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work must be performed by that particular audit firm. The Committee will review the proposed engagement at its next meeting.

Since May 6, 2003, all work performed by the independent auditors for the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund was pre-approved by the Committee or a member of the Committee pursuant to the pre-approval policies discussed above. Prior to that date, the Committee had a general policy to pre-approve the independent auditor's engagements for non-audit services with the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

The following table presents fees billed by the fund's principal auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

                    Audit-Related   Tax   All Other   Total Non-
Fiscal year ended   Fees            Fees  Fees        Audit Fees
-----------------   -------------   ----  ---------   ----------
July 31, 2005       $--             $--   $--         $--
July 31, 2004       $--             $--   $--         $--

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES
---------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2005